UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-23072

First Trust Dynamic Europe Equity Income Fund

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

GSK Plc
Ticker: GSK
Country: United Kingdom
Provider Security ID: G3910J112
Meeting Type: Special
Meeting Date: 06-Jul-22
Record Date: 04-Jul-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Matters Relating to the Demerger of Haleon Group from the GSK Group	For	For
Management	2	Approve the Related Party Transaction Arrangements	For	For

National Grid Plc
Ticker: NG
Country: United Kingdom
Provider Security ID: G6S9A7120
Meeting Type: Annual
Meeting Date: 11-Jul-22
Record Date: 07-Jul-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Final Dividend	For	For
Management	3	Re-elect Paula Reynolds as Director	For	For
Management	4	Re-elect John Pettigrew as Director	For	For
Management	5	Re-elect Andy Agg as Director	For	For
Management	6	Re-elect Therese Esperdy as Director	For	For
Management	7	Re-elect Liz Hewitt as Director	For	For
Management	8	Elect Ian Livingston as Director	For	For
Management	9	Elect Iain Mackay as Director	For	For
Management	10	Elect Anne Robinson as Director	For	For
Management	11	Re-elect Earl Shipp as Director	For	For
Management	12	Re-elect Jonathan Silver as Director	For	For
Management	13	Elect Tony Wood as Director	For	For
Management	14	Elect Martha Wyrsch as Director	For	For
Management	15	Reappoint Deloitte LLP as Auditors	For	For
Management	16	Authorise the Audit and Risk Committee to Fix Remuneration of Auditors	For	For
Management	17	Approve Remuneration Policy	For	For
Management	18	Approve Remuneration Report	For	For
Management	19	Approve Climate Transition Plan	For	For
Management	20	Authorise UK Political Donations and Expenditure	For	For
Management	21	Authorise Issue of Equity	For	For
Management	22	Approve Scrip Dividend Scheme	For	For
Management	23	Authorise Directors to Capitalise the Appropriate Nominal Amounts of New Shares of the Company Allotted Pursuant to the Company's Scrip Dividend Scheme	For	For
Management	24	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	25	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	26	Authorise Market Purchase of Ordinary Shares	For	For
Management	27	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Burberry Group Plc
Ticker: BRBY
Country: United Kingdom
Provider Security ID: G1700D105
Meeting Type: Annual
Meeting Date: 12-Jul-22
Record Date: 08-Jul-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Approve Final Dividend	For	For
Management	4	Re-elect Gerry Murphy as Director	For	For
Management	5	Elect Jonathan Akeroyd as Director	For	For
Management	6	Re-elect Julie Brown as Director	For	For
Management	7	Re-elect Orna NiChionna as Director	For	For
Management	8	Re-elect Fabiola Arredondo as Director	For	For
Management	9	Re-elect Sam Fischer as Director	For	For
Management	10	Re-elect Ron Frasch as Director	For	For
Management	11	Elect Danuta Gray as Director	For	For
Management	12	Re-elect Matthew Key as Director	For	For
Management	13	Re-elect Debra Lee as Director	For	For
Management	14	Re-elect Antoine de Saint-Affrique as Director	For	For
Management	15	Reappoint Ernst & Young LLP as Auditors	For	For
Management	16	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	17	Authorise UK Political Donations and Expenditure	For	For
Management	18	Authorise Issue of Equity	For	For
Management	19	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	20	Authorise Market Purchase of Ordinary Shares	For	For
Management	21	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

The British Land Co. Plc
Ticker: BLND
Country: United Kingdom
Provider Security ID: G15540118
Meeting Type: Annual
Meeting Date: 12-Jul-22
Record Date: 08-Jul-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Approve Remuneration Policy	For	For
Management	4	Approve Final Dividend	For	For
Management	5	Elect Mark Aedy as Director	For	For
Management	6	Re-elect Simon Carter as Director	For	For
Management	7	Re-elect Lynn Gladden as Director	For	For
Management	8	Re-elect Irvinder Goodhew as Director	For	For
Management	9	Re-elect Alastair Hughes as Director	For	For
Management	10	Elect Bhavesh Mistry as Director	For	For
Management	11	Re-elect Preben Prebensen as Director	For	For
Management	12	Re-elect Tim Score as Director	For	For
Management	13	Re-elect Laura Wade-Gery as Director	For	For
Management	14	Re-elect Loraine Woodhouse as Director	For	For
Management	15	Reappoint PricewaterhouseCoopers LLP as Auditors	For	For
Management	16	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	17	Authorise UK Political Donations and Expenditure	For	For
Management	18	Authorise Board to Offer Scrip Dividend	For	For
Management	19	Approve Renewal of Share Incentive Plan	For	For
Management	20	Authorise Issue of Equity	For	For
Management	21	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	22	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	23	Authorise Market Purchase of Ordinary Shares	For	For
Management	24	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

SSE Plc
Ticker: SSE
Country: United Kingdom
Provider Security ID: G8842P102
Meeting Type: Annual
Meeting Date: 21-Jul-22
Record Date: 19-Jul-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Approve Remuneration Policy	For	For
Management	4	Amend Performance Share Plan	For	For
Management	5	Approve Final Dividend	For	For
Management	6	Re-elect Gregor Alexander as Director	For	For
Management	7	Elect Dame Elish Angiolini as Director	For	For
Management	8	Elect John Bason as Director	For	For
Management	9	Re-elect Dame Sue Bruce as Director	For	For
Management	10	Re-elect Tony Cocker as Director	For	For
Management	11	Elect Debbie Crosbie as Director	For	For
Management	12	Re-elect Peter Lynas as Director	For	For
Management	13	Re-elect Helen Mahy as Director	For	For
Management	14	Re-elect Sir John Manzoni as Director	For	For
Management	15	Re-elect Alistair Phillips-Davies as Director	For	For
Management	16	Re-elect Martin Pibworth as Director	For	For
Management	17	Re-elect Melanie Smith as Director	For	For
Management	18	Re-elect Dame Angela Strank as Director	For	For
Management	19	Reappoint Ernst & Young LLP as Auditors	For	For
Management	20	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	21	Approve Net Zero Transition Report	For	For
Management	22	Authorise Issue of Equity	For	For
Management	23	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	24	Authorise Market Purchase of Ordinary Shares	For	For
Management	25	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Vodafone Group Plc
Ticker: VOD
Country: United Kingdom
Provider Security ID: G93882192
Meeting Type: Annual
Meeting Date: 26-Jul-22
Record Date: 22-Jul-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Re-elect Jean-Francois van Boxmeer as Director	For	For
Management	3	Re-elect Nick Read as Director	For	For
Management	4	Re-elect Margherita Della Valle as Director	For	For
Management	5	Elect Stephen Carter as Director	For	For
Management	6	Re-elect Sir Crispin Davis as Director	For	For
Management	7	Re-elect Michel Demare as Director	For	For
Management	8	Elect Delphine Ernotte Cunci as Director	For	For
Management	9	Re-elect Dame Clara Furse as Director	For	For
Management	10	Re-elect Valerie Gooding as Director	For	For
Management	11	Elect Deborah Kerr as Director	For	For
Management	12	Re-elect Maria Amparo Moraleda Martinez as Director	For	For
Management	13	Re-elect David Nish as Director	For	For
Management	14	Elect Simon Segars as Director	For	For
Management	15	Approve Final Dividend	For	For
Management	16	Approve Remuneration Report	For	For
Management	17	Reappoint Ernst & Young LLP as Auditors	For	For
Management	18	Authorise the Audit and Risk Committee to Fix Remuneration of Auditors	For	For
Management	19	Authorise Issue of Equity	For	For
Management	20	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	21	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	22	Authorise Market Purchase of Ordinary Shares	For	For
Management	23	Authorise UK Political Donations and Expenditure	For	For
Management	24	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Prosus NV
Ticker: PRX
Country: Netherlands
Provider Security ID: N7163R103
Meeting Type: Annual
Meeting Date: 24-Aug-22
Record Date: 27-Jul-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Report of Management Board (Non-Voting)
Management	2	Approve Remuneration Report	For	Against	A vote AGAINST this item is warranted because: * The quantum of long-term incentives awarded is high, with a large portion not subject to performance conditions. * The quantum of the overall realized package for FY 2021/2022 is considered excessive (USD 26.8 million) where this is mainly driven by the SAR plan that is not sufficiently transparent and share options which are not tied to performance conditions. * A substantial part of the LTI awards vest before the third anniversary in deviation of best practice recommendations. * Albeit we recognize the company has made a number of efforts to address shareholders concerns as raised at the 2021 AGM, given the level of dissent the changes are not considered to fully address or fully mitigate concerns.
Management	3	Adopt Financial Statements	For	For
Management	4	Approve Allocation of Income	For	For
Management	5	Approve Discharge of Executive Directors	For	For
Management	6	Approve Discharge of Non-Executive Directors	For	For
Management	7	Approve Remuneration Policy for Executive and Non-Executive Directors	For	Against	A vote AGAINST this item is warranted: * The remuneration policy includes the possibility of discretionary adjustments to the STI award mainly subject to a reduction of the valuation discount but without clear information on the performance hurdles and how performance will be assessed; * The remuneration policy includes a significant proportion of long-term incentives that are not performance-related; * A substantial portion of the LTI vests before the third anniversary and start vesting after the first anniversary of the grant;
Management	8	Elect Sharmistha Dubey as Non-Executive Director	For	For
Management	9.1	Reelect JP Bekker as Non-Executive Director	For	For
Management	9.2	Reelect D Meyer as Non-Executive Director	For	For
Management	9.3	Reelect SJZ Pacak as Non-Executive Director	For	For
Management	9.4	Reelect JDT Stofberg as Non-Executive Director	For	For
Management	10	Ratify Deloitte Accountants B.V. as Auditors	For	For
Management	11	Grant Board Authority to Issue Shares Up To 10 Percent of Issued Capital and Restrict/Exclude Preemptive Rights	For	For
Management	12	Authorize Repurchase of Shares	For	For	Vote FOR as the share buyback in this instance is value accretive for shareholders.
Management	13	Approve Reduction in Share Capital Through Cancellation of Shares	For	For
Management	14	Discuss Voting Results
Management	15	Close Meeting

Compagnie Financiere Richemont SA
Ticker: CFR
Country: Switzerland
Provider Security ID: H25662182
Meeting Type: Annual
Meeting Date: 07-Sep-22
Record Date:

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Allocation of Income and Ordinary Dividends of CHF 2.25 per Registered A Share and CHF 0.225 per Registered B Share and a Special Dividend of CHF 1.00 per Registered A Share and CHF 0.10 per Registered B Share	For	For
Management	3	Approve Discharge of Board and Senior Management	For	For
Shareholder	4.1	Elect Francesco Trapani as Representative of Category A Registered Shares	Against	For	Vote FOR as in our view there is a need for better representation of publicly traded shareholders on board. Furthermore, the addition of Trapani as the A shareholder representative would add significant relevant experience and better reassurance to public investors.
Management	4.2	Elect Wendy Luhabe as Representative of Category A Registered Shares	For	Against	Vote AGAINST as we are supporting the election of Francesco Trapani as Representative of Category A Registered Shares.
Management	5.1	Reelect Johann Rupert as Director and Board Chair	For	For
Management	5.2	Reelect Josua Malherbe as Director	For	Against
Management	5.3	Reelect Nikesh Arora as Director	For	For
Management	5.4	Reelect Clay Brendish as Director	For	For
Management	5.5	Reelect Jean-Blaise Eckert as Director	For	Against
Management	5.6	Reelect Burkhart Grund as Director	For	For
Management	5.7	Reelect Keyu Jin as Director	For	For
Management	5.8	Reelect Jerome Lambert as Director	For	For
Management	5.9	Reelect Wendy Luhabe as Director	For	Against	Vote AGAINST as opposing the nomination of this director will enable Francesco Trapani to be designated as the representative of category A registered shares.
Management	5.10	Reelect Jeff Moss as Director	For	For
Management	5.11	Reelect Vesna Nevistic as Director	For	For
Management	5.12	Reelect Guillaume Pictet as Director	For	Against
Management	5.13	Reelect Maria Ramos as Director	For	For
Management	5.14	Reelect Anton Rupert as Director	For	For
Management	5.15	Reelect Patrick Thomas as Director	For	For
Management	5.16	Reelect Jasmine Whitbread as Director	For	For
Shareholder	5.17	Elect Francesco Trapani as Director	Against	For	Vote FOR as in our view there is a need for better representation of publicly traded shareholders on board. Furthermore, the addition of Trapani to the board would add significant relevant experience and better reassurance to public investors.
Management	6.1	Reappoint Clay Brendish as Member of the Compensation Committee	For	For
Management	6.2	Reappoint Keyu Jin as Member of the Compensation Committee	For	For
Management	6.3	Reappoint Guillaume Pictet as Member of the Compensation Committee	For	Against
Management	6.4	Reappoint Maria Ramos as Member of the Compensation Committee	For	For
Management	7	Ratify PricewaterhouseCoopers SA as Auditors	For	For
Management	8	Designate Etude Gampert Demierre Moreno as Independent Proxy	For	For
Management	9.1	Approve Remuneration of Directors in the Amount of CHF 7.7 Million	For	For
Management	9.2	Approve Fixed Remuneration of Executive Committee in the Amount of CHF 5.4 Million	For	For
Management	9.3	Approve Variable Remuneration of Executive Committee in the Amount of CHF 27.7 Million	For	For	Vote FOR as the company has grown strongly, keeping up with best in class peers. The remuneration committee and executive staff have shown a willingness to reduce their pay during tough periods. Although more disclosure on the breakdown and KPIs for remuneration would be helpful, it is important to remain competitive on pay to retain key executive staff and the pay increase is warranted given the positive financial performance over the past year.
Shareholder	10	Approve Increase in Size of Board to Six Members	Against	For
Shareholder	11	Amend Articles Re: Representatives of Holders of Category A and B Registered Shares	Against	For	Votes FOR these proposals are warranted due to the compelling rationale provided.
Management	12	Transact Other Business (Voting)	For	Against

Babcock International Group Plc
Ticker: BAB
Country: United Kingdom
Provider Security ID: G0689Q152
Meeting Type: Annual
Meeting Date: 26-Sep-22
Record Date: 22-Sep-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Re-elect Ruth Cairnie as Director	For	For
Management	4	Re-elect Carl-Peter Forster as Director	For	For
Management	5	Re-elect Lucy Dimes as Director	For	For
Management	6	Re-elect Lord Parker of Minsmere as Director	For	For
Management	7	Re-elect David Lockwood as Director	For	For
Management	8	Re-elect David Mellors as Director	For	For
Management	9	Elect John Ramsay as Director	For	For
Management	10	Reappoint Deloitte LLP as Auditors	For	For
Management	11	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	12	Authorise UK Political Donations and Expenditure	For	For
Management	13	Authorise Issue of Equity	For	For
Management	14	Approve Deferred Share Bonus Plan	For	For
Management	15	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	16	Authorise Market Purchase of Ordinary Shares	For	For
Management	17	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Diageo Plc
Ticker: DGE
Country: United Kingdom
Provider Security ID: G42089113
Meeting Type: Annual
Meeting Date: 06-Oct-22
Record Date: 04-Oct-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Approve Final Dividend	For	For
Management	4	Elect Karen Blackett as Director	For	For
Management	5	Re-elect Melissa Bethell as Director	For	For
Management	6	Re-elect Lavanya Chandrashekar as Director	For	For
Management	7	Re-elect Valerie Chapoulaud-Floquet as Director	For	For
Management	8	Re-elect Javier Ferran as Director	For	For
Management	9	Re-elect Susan Kilsby as Director	For	For
Management	10	Re-elect Sir John Manzoni as Director	For	For
Management	11	Re-elect Lady Mendelsohn as Director	For	For
Management	12	Re-elect Ivan Menezes as Director	For	For
Management	13	Re-elect Alan Stewart as Director	For	For
Management	14	Re-elect Ireena Vittal as Director	For	For
Management	15	Reappoint PricewaterhouseCoopers LLP as Auditors	For	For
Management	16	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	17	Authorise UK Political Donations and Expenditure	For	For
Management	18	Amend Irish Share Ownership Plan	For	For
Management	19	Authorise Issue of Equity	For	For
Management	20	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	21	Authorise Market Purchase of Ordinary Shares	For	For
Management	22	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Vistry Group Plc
Ticker: VTY
Country: United Kingdom
Provider Security ID: G9424B107
Meeting Type: Special
Meeting Date:01-Nov-22
Record Date: 28-Oct-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Matters Relating to the Recommended Cash and Share Combination of Vistry Group plc and Countryside Partnerships plc	For	For	ISS recommendation appears valid
Management	2	Authorise Issue of Equity in Connection with the Combination	For	For	ISS recommendation appears valid

BHP Group Limited
Ticker: BHP
Country: Australia
Provider Security ID: Q1498M100
Meeting Type: Annual
Meeting Date: 10-Nov-22
Record Date: 08-Nov-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	2	Elect Michelle Hinchliffe as Director	For	For
Management	3	Elect Catherine Tanna as Director	For	For
Management	4	Elect Terry Bowen as Director	For	For
Management	5	Elect Xiaoqun Clever as Director	For	For
Management	6	Elect Ian Cockerill as Director	For	For
Management	7	Elect Gary Goldberg as Director	For	For
Management	8	Elect Ken MacKenzie as Director	For	For
Management	9	Elect Christine O'Reilly as Director	For	For
Management	10	Elect Dion Weisler as Director	For	For
Management	11	Approve Remuneration Report	For	For
Management	12	Approve Grant of Awards to Mike Henry	For	For
Shareholder	13	Approve the Amendments to the Company's Constitution	Against	Against
Shareholder	14	Approve Policy Advocacy	Against	Against
Shareholder	15	Approve Climate Accounting and Audit	Against	Against

Alphawave IP Group Plc
Ticker: AWE
Country: United Kingdom
Provider Security ID: G03355107
Meeting Type: Special
Meeting Date: 07-Dec-22
Record Date: 05-Dec-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Amend Long Term Incentive Plan	For	Against	Do not support the change in dilution levels despite the company being in a strong growth phase. Increased headcount through acquisitions should not mandate existing shareholders agreeing to a higher degree of dilution.

Prosegur Cash SA
Ticker: CASH
Country: Spain
Provider Security ID: E8S56X108
Meeting Type: Extraordinary Shareholders
Meeting Date: 07-Dec-22
Record Date: 02-Dec-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Dividends Charged Against Reserves	For	For	ISS recommendation appears valid
Management	2	Amend the Maximum Amount of the Reduction in Share Capital Approved at the June 1, 2022 AGM	For	For	ISS recommendation appears valid
Management	3	Amend Long-Term Global Optimum Plan	For	Against	The ability to vest 20 days post the EGM albeit with a clawback is not aligned with minority shareholders aim to have the share price increasing i.e. implies asymmetric returns
Management	4	Amend Remuneration Policy for FY 2023-2025	For	Against	The ability to vest 20 days post the EGM albeit with a clawback is not aligned with minority shareholders aim to have the share price increasing i.e. implies asymmetric returns
Management	5	Authorize Board to Ratify and Execute Approved Resolutions	For	For

Sodexo SA
Ticker: SW
Country: France
Provider Security ID: F84941123
Meeting Type: Annual/Special
Meeting Date: 19-Dec-22
Record Date: 15-Dec-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For
Management	3	Approve Allocation of Income and Dividends of EUR 2.40 per Share	For	For
Management	4	Reelect Veronique Laury as Director	For	For
Management	5	Reelect Luc Messier as Director	For	For
Management	6	Reelect Cecile Tandeau de Marsac as Director	For	For
Management	7	Elect Patrice de Talhouet as Director	For	For
Management	8	Appoint Cabinet ERNST & YOUNG AUDIT as Auditor	For	For
Management	9	Approve Remuneration Policy of Chairman and CEO from March 1 to August 31, 2022	For	For
Management	10	Approve Compensation of Sophie Bellon, Chairman of the Board then Chairman and CEO	For	For
Management	11	Approve Compensation Report of Corporate Officers	For	For
Management	12	Approve Remuneration of Directors in the Aggregate Amount of EUR 1.2 Million	For	For
Management	13	Approve Remuneration Policy of Directors	For	For
Management	14	Approve Remuneration Policy of Chairman of the Board and CEO	For	For
Management	15	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	16	Authorize Decrease in Share Capital via Cancellation of Repurchased Shares	For	For
Management	17	Authorize Filing of Required Documents/Other Formalities	For	For

ASR Nederland NV
Ticker: ASRNL
Country: Netherlands
Provider Security ID: N0709G103
Meeting Type: Extraordinary Shareholders
Meeting Date: 17-Jan-23
Record Date: 20-Dec-22

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2a	Approve Acquisition of Aegon Nederland	For	For	We approve of the transaction
Management	2b	Grant Board Authority to Issue Shares	For	For	A vote FOR is warranted as the proposed capital authorization is specifically for the purpose of financing the aforementioned acquisition of Aegon Netherlands, which warrants support (See Item 2a).
Management	2c	Authorize Board to Exclude Preemptive Rights	For	For	A vote FOR is warranted as the proposed capital authorization is specifically for the purpose of financing the aforementioned acquisition of Aegon Netherlands, which warrants support (See Item 2a).
Management	3a	Extend Term of Appointment of Jos Baeten as Member and Chairman of the Executive Board
Management	4a	Announce Nomination by Supervisory Board to Appoint Two New Members of the Supervisory Board
Management	4b	Opportunity to Make Recommendations to the Supervisory Board	For	For
Management	4c	Elect Danielle Jansen Heijtmajer to Supervisory Board	For	For	A vote FOR the elections of Danielle Jansen Heijtmajer and Lard Friese is warranted because: * The nominees are elected for a period not exceeding four years; * The candidates appear to possess the necessary qualifications for board membership; and However, this is not without concerns as also raised under Item 2b with regard to the role of Lard Friese on the ASR board and related veto rights. The scope of the veto rights is unprecedented in the Netherlands but which concern is partially mitigated by the temporary nature, Aegon no longer competing in the Netherlands and the company's conflict of interest policies.
Management	4d	Elect Lard Friese to Supervisory Board	For	For	A vote FOR the elections of Danielle Jansen Heijtmajer and Lard Friese is warranted because: * The nominees are elected for a period not exceeding four years; * The candidates appear to possess the necessary qualifications for board membership; and However, this is not without concerns as also raised under Item 2b with regard to the role of Lard Friese on the ASR board and related veto rights. The scope of the veto rights is unprecedented in the Netherlands but which concern is partially mitigated by the temporary nature, Aegon no longer competing in the Netherlands and the company's conflict of interest policies.
Management	5	Allow Questions
Management	6	Close Meeting

Telenor ASA
Ticker: TEL
Country: Norway
Provider Security ID: R21882106
Meeting Type: Extraordinary Shareholders
Meeting Date: 26-Jan-23
Record Date: 19-Jan-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Registration of Attending Shareholders and Proxies
Management	3	Approve Notice of Meeting and Agenda	For	Do Not Vote
Management	4	Designate Inspector(s) of Minutes of Meeting	For	Do Not Vote
Management	5	Authorize Share Repurchase Program	For	Do Not Vote
Management	6	Close Meeting

Imperial Brands Plc
Ticker: IMB
Country: United Kingdom
Provider Security ID: G4720C107
Meeting Type: Annual
Meeting Date: 01-Feb-23
Record Date: 30-Jan-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Approve Final Dividend	For	For
Management	4	Re-elect Stefan Bomhard as Director	For	For
Management	5	Re-elect Susan Clark as Director	For	For
Management	6	Re-elect Ngozi Edozien as Director	For	For
Management	7	Re-elect Therese Esperdy as Director	For	For
Management	8	Re-elect Alan Johnson as Director	For	For
Management	9	Re-elect Robert Kunze-Concewitz as Director	For	For
Management	10	Re-elect Lukas Paravicini as Director	For	For
Management	11	Re-elect Diane de Saint Victor as Director	For	For
Management	12	Re-elect Jonathan Stanton as Director	For	For
Management	13	Reappoint Ernst & Young LLP as Auditors	For	For
Management	14	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	15	Approve Share Matching Scheme	For	For
Management	16	Authorise UK Political Donations and Expenditure	For	For
Management	17	Authorise Issue of Equity	For	For
Management	18	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	19	Authorise Market Purchase of Ordinary Shares	For	For
Management	20	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Infineon Technologies AG
Ticker: IFX
Country: Germany
Provider Security ID: D35415104
Meeting Type: Annual
Meeting Date: 16-Feb-23
Record Date: 09-Feb-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Financial Statements and Statutory Reports for Fiscal Year 2022 (Non-Voting)
Management	2	Approve Allocation of Income and Dividends of EUR 0.32 per Share	For	For
Management	3.1	Approve Discharge of Management Board Member Jochen Hanebeck for Fiscal Year 2022	For	For
Management	3.2	Approve Discharge of Management Board Member Constanze Hufenbecher for Fiscal Year 2022	For	For
Management	3.3	Approve Discharge of Management Board Member Sven Schneider for Fiscal Year 2022	For	For
Management	3.4	Approve Discharge of Management Board Member Andreas Urschitz (from June 1, 2022) for Fiscal Year 2022	For	For
Management	3.5	Approve Discharge of Management Board Member Rutger Wijburg (from April 1, 2022) for Fiscal Year 2022	For	For
Management	3.6	Approve Discharge of Management Board Member Reinhard Ploss (until March 31, 2022) for Fiscal Year 2022	For	For
Management	3.7	Approve Discharge of Management Board Member Helmut Gassel (until May 31, 2022) for Fiscal Year 2022	For	For
Management	4.1	Approve Discharge of Supervisory Board Member Wolfgang Eder for Fiscal Year 2022	For	For
Management	4.2	Approve Discharge of Supervisory Board Member Xiaoqun Clever for Fiscal Year 2022	For	For
Management	4.3	Approve Discharge of Supervisory Board Member Johann Dechant for Fiscal Year 2022	For	For
Management	4.4	Approve Discharge of Supervisory Board Member Friedrich Eichiner for Fiscal Year 2022	For	For
Management	4.5	Approve Discharge of Supervisory Board Member Annette Engelfried for Fiscal Year 2022	For	For
Management	4.6	Approve Discharge of Supervisory Board Member Peter Gruber for Fiscal Year 2022	For	For
Management	4.7	Approve Discharge of Supervisory Board Member Hans-Ulrich Holdenried for Fiscal Year 2022	For	For
Management	4.8	Approve Discharge of Supervisory Board Member Susanne Lachenmann for Fiscal Year 2022	For	For
Management	4.9	Approve Discharge of Supervisory Board Member Geraldine Picaud for Fiscal Year 2022	For	For
Management	4.10	Approve Discharge of Supervisory Board Member Manfred Puffer for Fiscal Year 2022	For	For
Management	4.11	Approve Discharge of Supervisory Board Member Melanie Riedl for Fiscal Year 2022	For	For
Management	4.12	Approve Discharge of Supervisory Board Member Juergen Scholz for Fiscal Year 2022	For	For
Management	4.13	Approve Discharge of Supervisory Board Member Ulrich Spiesshofer for Fiscal Year 2022	For	For
Management	4.14	Approve Discharge of Supervisory Board Member Margret Suckale for Fiscal Year 2022	For	For
Management	4.15	Approve Discharge of Supervisory Board Member Mirco Synde (from June 1, 2023) for Fiscal Year 2022	For	For
Management	4.16	Approve Discharge of Supervisory Board Member Diana Vitale for Fiscal Year 2022	For	For
Management	4.17	Approve Discharge of Supervisory Board Member Kerstin Schulzendorf (until May 31, 2022) for Fiscal Year 2022	For	For
Management	5	Ratify KPMG AG as Auditors for Fiscal Year 2023 and for the Review of Interim Financial Reports for the First Half of Fiscal Year 2023	For	For
Management	6.1	Elect Herbert Diess to the Supervisory Board	For	For
Management	6.2	Elect Klaus Helmrich to the Supervisory Board	For	For
Management	7	Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares	For	For
Management	8	Authorize Use of Financial Derivatives when Repurchasing Shares	For	For
Management	9.1	Amend Article Re: Location of Annual Meeting	For	For
Management	9.2	Approve Virtual-Only Shareholder Meetings Until 2028	For	For
Management	9.3	Amend Articles Re: Participation of Supervisory Board Members in the Annual General Meeting by Means of Audio and Video Transmission	For	For
Management	10	Approve Remuneration Policy	For	For
Management	11	Approve Remuneration Report	For	For

Novartis AG
Ticker: NOVN
Country: Switzerland
Provider Security ID: H5820Q150
Meeting Type: Annual
Meeting Date: 07-Mar-23
Record Date:

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Discharge of Board and Senior Management	For	For
Management	3	Approve Allocation of Income and Dividends of CHF 3.20 per Share	For	For
Management	4	Approve CHF 63.1 Million Reduction in Share Capital via Cancellation of Repurchased Shares	For	For
Management	5	Authorize Repurchase of up to CHF 10 Billion in Issued Share Capital	For	For
Management	6.1	Amend Articles Re: Electronic Participation; Virtual-Only Shareholder Meetings	For	For
Management	6.2	Amend Articles of Association	For	For
Management	6.3	Amend Articles of Association	For	For
Management	7.1	Approve Remuneration of Directors in the Amount of CHF 8.8 Million	For	For
Management	7.2	Approve Maximum Remuneration of Executive Committee in the Amount of CHF 90 Million	For	For
Management	7.3	Approve Remuneration Report	For	For
Management	8.1	Reelect Joerg Reinhardt as Director and Board Chair	For	For
Management	8.2	Reelect Nancy Andrews as Director	For	For
Management	8.3	Reelect Ton Buechner as Director	For	For
Management	8.4	Reelect Patrice Bula as Director	For	For
Management	8.5	Reelect Elizabeth Doherty as Director	For	For
Management	8.6	Reelect Bridgette Heller as Director	For	For
Management	8.7	Reelect Daniel Hochstrasser as Director	For	For
Management	8.8	Reelect Frans van Houten as Director	For	For
Management	8.9	Reelect Simon Moroney as Director	For	For
Management	8.10	Reelect Ana de Pro Gonzalo as Director	For	For
Management	8.11	Reelect Charles Sawyers as Director	For	For
Management	8.12	Reelect William Winters as Director	For	For
Management	8.13	Elect John Young as Director	For	For
Management	9.1	Reappoint Patrice Bula as Member of the Compensation Committee	For	For
Management	9.2	Reappoint Bridgette Heller as Member of the Compensation Committee	For	For
Management	9.3	Reappoint Simon Moroney as Member of the Compensation Committee	For	For
Management	9.4	Reappoint William Winters as Member of the Compensation Committee	For	For
Management	10	Ratify KPMG AG as Auditors	For	For
Management	11	Designate Peter Zahn as Independent Proxy	For	For
Management	12	Transact Other Business (Voting)	For	Against

MFE-MEDIAFOREUROPE NV
Ticker: MFEB
Country: Netherlands
Provider Security ID: T6S17R115
Meeting Type: Extraordinary Shareholders
Meeting Date: 15-Mar-23
Record Date: 15-Feb-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Approve Cancellation of MFE Shares A Held by MFE	For	For	Reasonable following the combination of the two companies
Management	3	Approve Cross-Border Merger by Absorption of Mediaset Espana Comunicacion, S.A.	For	For	In line with the strategy of consolidating European media businesses
Management	4	Allow Questions
Management	5	Close Meeting

OC Oerlikon Corp. AG
Ticker: OERL
Country: Switzerland
Provider Security ID: H59187106
Meeting Type: Annual
Meeting Date: 21-Mar-23
Record Date:

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1.1	Amend Articles Re: Shares and Share Register	For	For
Management	1.2	Amend Articles of Association (Incl. Approval of Virtual-Only Shareholder Meetings)	For	Against	A vote AGAINST the proposed article amendments is warranted because:The threshold for submitting agenda items will increase and thus have a negative impact on shareholder rights. Moreover, shareholders may consider the current deadline of 10 weeks prior to the meeting, which would remain unchanged, to be excessive in the context of local market practice.The amendments would allow for virtual-only shareholder meetings on a permanent basis and the company does not explain the circumstances under which virtual-only meetings would be held. Nevertheless, the company states that it intends to hold in-person meetings going forward, including this year.The company has bundled a set of amendments affecting shareholder rights that could have been submitted for shareholder approval under separate resolutions, presenting shareholders with an all-or-nothing choice.
Management	1.3	Amend Articles Re: Board Size; Powers of the Board of Directors; Delegation of Management	For	For
Management	1.4	Amend Articles Re: Compensation; Agreements with Members of the Board of Directors and Executive Committee; External Mandates of the Board of Directors and Executive Committee	For	For
Management	2	Accept Financial Statements and Statutory Reports	For	For
Management	3	Approve Allocation of Income and Dividends of CHF 0.35 per Share	For	For	JHI will generally vote in favor of proposals relating to the issuance of dividends.
Management	4	Approve Discharge of Board and Senior Management	For	For
Management	5.1.1	Reelect Michael Suess as Director and Board Chair	For	Abstain	A vote AGAINST Michael Suess is warranted because the combination of the CEO and board chair roles under a single "executive chair" position is a breach of market best practice.
Management	5.1.2	Reelect Paul Adams as Director	For	For
Management	5.1.3	Reelect Juerg Fedier as Director	For	For
Management	5.1.4	Reelect Irina Matveeva as Director	For	For
Management	5.1.5	Reelect Alexey Moskov as Director	For	For
Management	5.1.6	Reelect Gerhard Pegam as Director	For	For
Management	5.1.7	Reelect Zhenguo Yao as Director	For	For
Management	5.2	Elect Inka Koljonen as Director	For	For
Management	6.1.1	Reappoint Paul Adams as Member of the Human Resources Committee	For	For
Management	6.1.2	Reappoint Alexey Moskov as Member of the Human Resources Committee	For	For
Management	6.1.3	Reappoint Gerhard Pegam as Member of the Human Resources Committee	For	For	Voting against on basis of gender diversity seems arbitrary to choose just this individual.
Management	6.1.4	Reappoint Zhenguo Yao as Member of the Human Resources Committee	For	For
Management	6.2	Appoint Inka Koljonen as Member of the Human Resources Committee	For	For
Management	7	Ratify PricewaterhouseCoopers AG as Auditors	For	For
Management	8	Designate Proxy Voting Services GmbH as Independent Proxy	For	For
Management	9	Approve Remuneration Report	For	For	JHI votes this issue on a case-by-case basis.
Management	10	Approve Remuneration of Directors in the Amount of CHF 4.5 Million	For	For
Management	11	Approve Fixed Remuneration of Executive Committee in the Amount of CHF 4 Million	For	For
Management	12	Approve Variable Remuneration of Executive Committee in the Amount of CHF 5.3 Million	For	For
Management	13	Transact Other Business (Voting)	For	Against	JHI will generally vote against proposals to approve other business when it appears as a voting item.

Novo Nordisk A/S
Ticker: NOVO.B
Country: Denmark
Provider Security ID: K72807132
Meeting Type: Annual
Meeting Date: 23-Mar-23
Record Date: 16-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Report of Board
Management	2	Accept Financial Statements and Statutory Reports	For	For
Management	3	Approve Allocation of Income and Dividends of DKK 8.15 Per Share	For	For
Management	4	Approve Remuneration Report (Advisory Vote)	For	For
Management	5.1	Approve Remuneration of Directors in the Aggregate Amount of DKK 20.2 Million	For	For
Management	5.2	Approve Remuneration of Directors in the Amount of DKK 3.1 Million for the Chairman, DKK 1.56 Million for the Vice Chairman, and DKK 784,000 for Other Directors; Approve Remuneration for Committee Work	For	For
Management	5.3	Amendment to Remuneration Policy for Board of Directors and Executive Management	For	For
Management	6.1	Reelect Helge Lund as Board Chairman	For	For
Management	6.2	Reelect Henrik Poulsen as Vice Chairman	For	For
Management	6.3a	Reelect Laurence Debroux as Director	For	For	A vote FOR candidates Laurence Debroux, Andreas Fibig, Sylvie Grégoire, Kasim Kutay, Christina Law and Martin Mackay is warranted due to a lack of concern regarding the suitability of these candidates.
Management	6.3b	Reelect Andreas Fibig as Director	For	For	A vote FOR candidates Laurence Debroux, Andreas Fibig, Sylvie Grégoire, Kasim Kutay, Christina Law and Martin Mackay is warranted due to a lack of concern regarding the suitability of these candidates.
Management	6.3c	Reelect Sylvie Gregoire as Director	For	For	A vote FOR candidates Laurence Debroux, Andreas Fibig, Sylvie Grégoire, Kasim Kutay, Christina Law and Martin Mackay is warranted due to a lack of concern regarding the suitability of these candidates.
Management	6.3d	Reelect Kasim Kutay as Director	For	For	A vote FOR candidates Laurence Debroux, Andreas Fibig, Sylvie Grégoire, Kasim Kutay, Christina Law and Martin Mackay is warranted due to a lack of concern regarding the suitability of these candidates.
Management	6.3e	Reelect Christina Law as Director	For	For	A vote FOR candidates Laurence Debroux, Andreas Fibig, Sylvie Grégoire, Kasim Kutay, Christina Law and Martin Mackay is warranted due to a lack of concern regarding the suitability of these candidates.
Management	6.3f	Reelect Martin Mackay as Director	For	For	A vote FOR candidates Laurence Debroux, Andreas Fibig, Sylvie Grégoire, Kasim Kutay, Christina Law and Martin Mackay is warranted due to a lack of concern regarding the suitability of these candidates.
Management	7	Ratify Deloitte as Auditor	For	For
Management	8.1	Approve DKK 5 Million Reduction in Share Capital via Share Cancellation of B Shares	For	For
Management	8.2	Authorize Share Repurchase Program	For	For
Management	8.3	Approve Creation of DKK 45.1 Million Pool of Capital with Preemptive Rights; Approve Creation of DKK 45.1 Million Pool of Capital without Preemptive Rights; Maximum Increase in Share Capital under Both Authorizations up to DKK 45.1 Million	For	For
Shareholder	8.4	Product Pricing Proposal	Against	Against
Management	9	Other Business

BAWAG Group AG
Ticker: BG
Country: Austria
Provider Security ID: A0997C107
Meeting Type: Annual
Meeting Date: 31-Mar-23
Record Date: 21-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Financial Statements and Statutory Reports for Fiscal Year 2022 (Non-Voting)
Management	2	Approve Allocation of Income and Dividends of EUR 3.70 per Share	For	For
Management	3	Approve Discharge of Management Board for Fiscal Year 2022	For	For
Management	4	Approve Discharge of Supervisory Board for Fiscal Year 2022	For	For
Management	5	Ratify KPMG Austria GmbH as Auditors for Fiscal Year 2024	For	For
Management	6	Approve Remuneration Report	For	For
Management	7	Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares	For	For
Management	8	Approve Virtual-Only or Hybrid Shareholder Meetings	For	For	The company are asking for the possibility of holding virtual or hybrid meetings, it will nor definitely do so. It is likely only to be in unusual situations, and in these situations it is sensible to have the flexibility to have virtual meetings. For example, dividend approval is needed at AGMs in order for proposed dividends to be paid and therefore flexbility on the format of the meeting is in our clients interests.
Management	9.1	New/Amended Proposals from Management and Supervisory Board	None	Against	There is no time to consider anything that gets raised at the meeting, hence more prudent to vote Against
Management	9.2	New/Amended Proposals from Shareholders	None	Against	There is no time to consider anything that gets raised at the meeting, hence more prudent to vote Against

Volvo AB
Ticker: VOLV.B
Country: Sweden
Provider Security ID: 928856301
Meeting Type: Annual
Meeting Date: 04-Apr-23
Record Date: 27-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Elect Chairman of Meeting	For	For	JHI will generally vote in favor of proposals relating to the administration of an annual shareholder meeting.
Management	3	Prepare and Approve List of Shareholders
Management	4	Approve Agenda of Meeting	For	For	JHI will generally vote in favor of proposals relating to the administration of an annual shareholder meeting.
Management	5	Designate Inspector(s) of Minutes of Meeting
Management	6	Acknowledge Proper Convening of Meeting	For	For	JHI will generally vote in favor of proposals relating to the administration of an annual shareholder meeting.
Management	7	Receive President's Report
Management	8	Receive Financial Statements and Statutory Reports
Management	9	Accept Financial Statements and Statutory Reports	For	For
Management	10	Approve Allocation of Income and Dividends of SEK 7.00 Per Share and an Extra Dividend of SEK 7.00 Per Share	For	For	JHI will generally vote in favor of proposals relating to the issuance of dividends.
Management	11.1	Approve Discharge of Matti Alahuhta	For	For
Management	11.2	Approve Discharge of Jan Carlson	For	For
Management	11.3	Approve Discharge of Eckhard Cordes	For	For
Management	11.4	Approve Discharge of Eric Elzvik	For	For
Management	11.5	Approve Discharge of Martha Finn Brooks	For	For
Management	11.6	Approve Discharge of Kurt Jofs	For	For
Management	11.7	Approve Discharge of Martin Lundstedt (Board Member)	For	For
Management	11.8	Approve Discharge of Kathryn V. Marinello	For	For
Management	11.9	Approve Discharge of Martina Merz	For	For
Management	11.10	Approve Discharge of Hanne de Mora	For	For
Management	11.11	Approve Discharge of Helena Stjernholm	For	For
Management	11.12	Approve Discharge of Carl-Henric Svanberg	For	For
Management	11.13	Approve Discharge of Lars Ask (Employee Representative)	For	For
Management	11.14	Approve Discharge of Mats Henning (Employee Representative)	For	For
Management	11.15	Approve Discharge of Mikael Sallstrom (Employee Representative)	For	For
Management	11.16	Approve Discharge of Camilla Johansson (Deputy Employee Representative)	For	For
Management	11.17	Approve Discharge of Mari Larsson (Deputy Employee Representative)	For	For
Management	11.18	Approve Discharge of Martin Lundstedt (as CEO)	For	For
Management	12.1	Determine Number of Members (11) of Board	For	For
Management	12.2	Determine Number Deputy Members (0) of Board	For	For
Management	13	Approve Remuneration of Directors in the Amount of SEK 3.9 Million for Chairman and SEK 1.18 Million for Other Directors except CEO; Approve Remuneration for Committee Work	For	For
Management	14.1	Reelect Matti Alahuhta as Director	For	For
Management	14.2	Elect Bo Annvik as New Director	For	For
Management	14.3	Reelect Jan Carlson as Director	For	For
Management	14.4	Reelect Eric Elzvik as Director	For	For
Management	14.5	Reelect Martha Finn Brooks as Director	For	For
Management	14.6	Reelect Kurt Jofs as Director	For	For
Management	14.7	Reelect Martin Lundstedt as Director	For	For
Management	14.8	Reelect Kathryn V. Marinello as Director	For	For
Management	14.9	Reelect Martina Merz as Director	For	For
Management	14.10	Reelect Helena Stjernholm as Director	For	For
Management	14.11	Reelect Carl-Henric Svanberg as Director	For	For
Management	15	Reelect Carl-Henric Svanberg as Board Chair	For	For
Management	16	Approve Remuneration of Auditors	For	For
Management	17	Ratify Deloitte AB as Auditors	For	For
Management	18.1	Elect Par Boman to Serve on Nominating Committee	For	For
Management	18.2	Elect Anders Oscarsson to Serve on Nominating Committee	For	For
Management	18.3	Elect Magnus Billing to Serve on Nominating Committee	For	For
Management	18.4	Elect Anders Algotsson to Serve on Nominating Committee	For	For
Management	18.5	Elect Chairman of the Board to Serve on Nomination Committee	For	For
Management	19	Approve Remuneration Report	For	For	The company is taking steps to address the LTIP performance metrics to propose a new 3-year performance period. In the interim, the current LTIP requires management to invest the achieved cash bonus into the company shares for a minimum period of 3 years and provides longer term alignment with the company’s performance until the policy is updated. Outside of this point of contention, the remuneration appears reasonable and aligned with shareholder interests. The management team has performed well over the period and we welcome the LTIP performance period being extended to three years in the future.
Management	20.1	Approve Remuneration Policy And Other Terms of Employment For Executive Management	For	For
Management	20.2	Approve Long-Term Performance Based Incentive Program	For	For

Deutsche Telekom AG
Ticker: DTE
Country: Germany
Provider Security ID: D2035M136
Meeting Type: Annual
Meeting Date: 05-Apr-23
Record Date: 31-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Financial Statements and Statutory Reports for Fiscal Year 2022 (Non-Voting)
Management	2	Approve Allocation of Income and Dividends of EUR 0.70 per Share	For	For
Management	3	Approve Discharge of Management Board for Fiscal Year 2022	For	For
Management	4	Approve Discharge of Supervisory Board for Fiscal Year 2022	For	For
Management	5	Ratify Deloitte GmbH as Auditors for Fiscal Year 2023 and for the Review of the Interim Financial Statements for Fiscal Year 2023 and First Quarter of Fiscal Year 2024	For	For
Management	6.1	Elect Harald Krueger to the Supervisory Board	For	For
Management	6.2	Elect Reinhard Ploss to the Supervisory Board	For	For
Management	6.3	Elect Margret Suckale to the Supervisory Board	For	For
Management	7	Approve Virtual-Only Shareholder Meetings Until 2025	For	For
Management	8	Approve Remuneration Report	For	For

Rio Tinto Plc
Ticker: RIO
Country: United Kingdom
Provider Security ID: G75754104
Meeting Type: Annual
Meeting Date: 06-Apr-23
Record Date: 04-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report for UK Law Purposes	For	For
Management	3	Approve Remuneration Report for Australian Law Purposes	For	For
Management	4	Approve the Potential Termination of Benefits for Australian Law Purposes	For	For	Voting inline with ISS recommendation. This is not a change to the Company's existing policy and practices.
Management	5	Elect Kaisa Hietala as Director	For	For
Management	6	Re-elect Dominic Barton as Director	For	For
Management	7	Re-elect Megan Clark as Director	For	For
Management	8	Re-elect Peter Cunningham as Director	For	For
Management	9	Re-elect Simon Henry as Director	For	For
Management	10	Re-elect Sam Laidlaw as Director	For	For
Management	11	Re-elect Simon McKeon as Director	For	For
Management	12	Re-elect Jennifer Nason as Director	For	For
Management	13	Re-elect Jakob Stausholm as Director	For	For
Management	14	Re-elect Ngaire Woods as Director	For	For
Management	15	Re-elect Ben Wyatt as Director	For	For
Management	16	Reappoint KPMG LLP as Auditors	For	For
Management	17	Authorise the Audit and Risk Committee to Fix Remuneration of Auditors	For	For
Management	18	Authorise UK Political Donations and Expenditure	For	For
Management	19	Authorise Issue of Equity	For	For
Management	20	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	21	Authorise Market Purchase of Ordinary Shares	For	For
Management	22	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Adecco Group AG
Ticker: ADEN
Country: Switzerland
Provider Security ID: H00392318
Meeting Type: Annual
Meeting Date: 12-Apr-23
Record Date:

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1.1	Accept Financial Statements and Statutory Reports	For	For
Management	1.2	Approve Remuneration Report (Non-Binding)	For	Abstain
Management	2.1	Approve Allocation of Income and Dividends of CHF 1.85 per Share	For	For	JHI will generally vote in favor of proposals relating to the issuance of dividends.
Management	2.2	Approve Dividends of CHF 0.65 per Share from Capital Contribution Reserves	For	For	JHI will generally vote in favor of proposals relating to the issuance of dividends.
Management	3	Approve Discharge of Board and Senior Management	For	For
Management	4.1	Approve Remuneration of Directors in the Amount of CHF 5.3 Million	For	For
Management	4.2	Approve Remuneration of Executive Committee in the Amount of CHF 32 Million	For	For
Management	5.1.1	Reelect Jean-Christophe Deslarzes as Director and Board Chair	For	For
Management	5.1.2	Reelect Rachel Duan as Director	For	For
Management	5.1.3	Reelect Ariane Gorin as Director	For	For
Management	5.1.4	Reelect Alexander Gut as Director	For	For
Management	5.1.5	Reelect Didier Lamouche as Director	For	For
Management	5.1.6	Reelect David Prince as Director	For	For
Management	5.1.7	Reelect Kathleen Taylor as Director	For	For
Management	5.1.8	Reelect Regula Wallimann as Director	For	For
Management	5.1.9	Elect Sandhya Venugopal as Director	For	For
Management	5.2.1	Reappoint Rachel Duan as Member of the Compensation Committee	For	For
Management	5.2.2	Reappoint Didier Lamouche as Member of the Compensation Committee	For	For
Management	5.2.3	Reappoint Kathleen Taylor as Member of the Compensation Committee	For	For
Management	5.3	Designate Keller AG as Independent Proxy	For	For
Management	5.4	Ratify Ernst & Young AG as Auditors	For	For
Management	6	Transact Other Business (Voting)	For	Against	JHI will generally vote against proposals to approve other business when it appears as a voting item.

UPM-Kymmene Oyj
Ticker: UPM
Country: Finland
Provider Security ID: X9518S108
Meeting Type: Annual
Meeting Date: 12-Apr-23
Record Date: 29-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Call the Meeting to Order
Management	3	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting
Management	4	Acknowledge Proper Convening of Meeting
Management	5	Prepare and Approve List of Shareholders
Management	6	Receive Financial Statements and Statutory Reports
Management	7	Accept Financial Statements and Statutory Reports	For	For
Management	8	Approve Allocation of Income and Dividends of EUR 1.50 Per Share	For	For
Management	9	Approve Discharge of Board and President	For	For
Management	10	Approve Remuneration Report	For	For
Management	11	Remuneration of Directors in the Amount of EUR 218,000 for Chairman, EUR 145,000 for Deputy Chairman and EUR 120,000 for Other Directors; Approve Compensation for Committee Work	For	For
Management	12	Fix Number of Directors at Nine	For	For
Management	13	Reelect Henrik Ehrnrooth, Emma FitzGerald, Jari Gustafsson, Piia-Noora Kauppi, Topi Manner, Marjan Oudeman, Martin a Porta and Kim Wahl as Directors; Eelect Pia Aaltonen-Forsell as New Director	For	For	Both companies are in the same country, and the role of Chairman of UPM is not combined with CEO.
Management	14	Approve Remuneration of Auditors	For	For
Management	15	Ratify PricewaterhouseCoopers as Auditor for FY 2023	For	For
Management	16	Ratify Ernst & Young Oy as Auditor for FY 2024	For	For
Management	17	Approve Issuance of up to 25 Million Shares without Preemptive Rights	For	For
Management	18	Authorize Share Repurchase Program	For	For
Management	19	Allow Shareholder Meetings to be Held by Electronic Means Only	For	For	during Covid is proved to be a problem not being able to have electronic meetings, especially for dividend payments. the management regularly engages with us as shareholders so I do not feel that we have a problem communicating with them.
Management	20	Authorize Charitable Donations	For	For
Management	21	Close Meeting

BFF Bank SpA
Ticker: BFF
Country: Italy
Provider Security ID: T1R288116
Meeting Type: Annual
Meeting Date: 13-Apr-23
Record Date: 31-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For	Vote FOR Item 1 given the lack of concern regarding the accounts presented or audit procedures used. However, support is qualified due to the shareholder meeting format, which will not allow shareholders to actively participate in the AGM and interact with the management during the meeting. Item 2 merits a vote FOR because the proposed income allocation and the resulting payout ratio are acceptable.
Management	2	Approve Allocation of Income	For	For	Vote FOR Item 1 given the lack of concern regarding the accounts presented or audit procedures used. However, support is qualified due to the shareholder meeting format, which will not allow shareholders to actively participate in the AGM and interact with the management during the meeting. Item 2 merits a vote FOR because the proposed income allocation and the resulting payout ratio are acceptable.
Management	3	Approve Remuneration Policy	For	Against
Management	4	Approve Severance Payments Policy	For	Against	This item warrants a vote AGAINST because the company's policy on termination payments is not in line with acceptable market practice.
Management	5	Approve Second Section of the Remuneration Report	For	Against
Management	6	Authorize Share Repurchase Program and Reissuance of Repurchased Shares	For	For
Management	A	Deliberations on Possible Legal Action Against Directors if Presented by Shareholders	None	Against

Stellantis NV
Ticker: STLAM
Country: Netherlands
Provider Security ID: N82405106
Meeting Type: Annual
Meeting Date: 13-Apr-23
Record Date: 16-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2.a	Receive Report of Board of Directors (Non-Voting)
Management	2.b	Receive Explanation on Company's Reserves and Dividend Policy
Management	2.c	Approve Remuneration Report Excluding Pre-Merger Legacy Matters	For	For
Management	2.d	Approve Remuneration Report on the Pre-Merger Legacy Matters	For	Against	A vote AGAINST this item is warranted. Although the proposed payments are in in line with the terms of the new agreement approved by both FCA NV and Groupe PSA shareholders, a concern is raised as the total payout is considered excessive and the accelerated vesting of LTI awards is not related to any performance assessment.
Management	2.e	Adopt Financial Statements and Statutory Reports	For	For
Management	2.f	Approve Dividends of EUR 1.34 Per Share	For	For
Management	2g	Approve Discharge of Directors	For	For
Management	3	Elect Benoit Ribadeau-Dumas as Non-Executive Director	For	Abstain	The diversity percentage is 27%, so the board does seem to moving in the direction of 30%. My reading is that this appointment was to some extent out of the company's control as the director represents the Agnelli's family interests.
Management	4.a	Ratify Ernst & Young Accountants LLP as Auditors for the Financial Year 2023	For	For	A vote FOR is warranted because there are no concerns regarding these proposals.
Management	4.b	Ratify Deloitte Accountants B.V. as Auditors for the Financial Year 2024	For	For	A vote FOR is warranted because there are no concerns regarding these proposals.
Management	5	Amend Remuneration Policy	For	For
Management	6.a	Grant Board Authority to Issue Shares Up to 10 Percent of Issued Capital	For	For	A vote FOR this proposal is warranted because it is in line with commonly used safeguards regarding volume and duration.
Management	6.b	Authorize Board to Exclude Preemptive Rights from Share Issuances	For	For	A vote FOR this proposal is warranted because it is in line with commonly used safeguards regarding volume and duration.
Management	7	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	8	Approve Cancellation of Common Shares	For	For
Management	9	Close Meeting

Airbus SE
Ticker: AIR
Country: Netherlands
Provider Security ID: N0280G100
Meeting Type: Annual
Meeting Date: 19-Apr-23
Record Date: 22-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2.1	Discussion on Company's Corporate Governance Structure
Management	2.2	Receive Report on Business and Financial Statements
Management	2.3	Receive Explanation on Company's Dividend Policy
Management	3.1	Receive Board Report
Management	3.2	Discussion on Leading the Journey Towards Clean Aerospace
Management	3.3	Discuss Potential Long-Term Strategic and Technological Partnership with Evidian and Acquisition of a Minority Stake in Evidian
Management	4.1	Adopt Financial Statements	For	For
Management	4.2	Approve Allocation of Income	For	For
Management	4.3	Approve Discharge of Non-Executive Directors	For	For
Management	4.4	Approve Discharge of Executive Directors	For	For
Management	4.5	Ratify Ernst & Young Accountants LLP as Auditors	For	For
Management	4.6	Approve Implementation of Remuneration Policy	For	For
Management	4.7	Reelect Ralph D. Crosby, Jr. as Non-Executive Director	For	For
Management	4.8	Reelect Mark Dunkerley as Non-Executive Director	For	For
Management	4.9	Reelect Stephan Gemkow as Non-Executive Director	For	For
Management	4.10	Elect Antony Wood as Non-Executive Director	For	For
Management	4.11	Grant Board Authority to Issue Shares and Exclude Preemptive Rights for the Purpose of Employee Share Ownership Plans and Share-Related Long-Term Incentive Plans	For	For
Management	4.12	Grant Board Authority to Issue Shares and Exclude Preemptive Rights for the Purpose of Company Funding	For	For
Management	4.13	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	4.14	Approve Cancellation of Repurchased Shares	For	For
Management	5	Close Meeting

Nestle SA
Ticker: NESN
Country: Switzerland
Provider Security ID: H57312649
Meeting Type: Annual
Meeting Date: 20-Apr-23
Record Date:

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1.1	Accept Financial Statements and Statutory Reports	For	For
Management	1.2	Approve Remuneration Report	For	For
Management	2	Approve Discharge of Board and Senior Management	For	For
Management	3	Approve Allocation of Income and Dividends of CHF 2.95 per Share	For	For
Management	4.1.a	Reelect Paul Bulcke as Director and Board Chair	For	For
Management	4.1.b	Reelect Ulf Schneider as Director	For	For
Management	4.1.c	Reelect Henri de Castries as Director	For	For
Management	4.1.d	Reelect Renato Fassbind as Director	For	For
Management	4.1.e	Reelect Pablo Isla as Director	For	For
Management	4.1.f	Reelect Patrick Aebischer as Director	For	For
Management	4.1.g	Reelect Kimberly Ross as Director	For	For
Management	4.1.h	Reelect Dick Boer as Director	For	For
Management	4.1.i	Reelect Dinesh Paliwal as Director	For	For
Management	4.1.j	Reelect Hanne Jimenez de Mora as Director	For	For
Management	4.1.k	Reelect Lindiwe Sibanda as Director	For	For
Management	4.1.l	Reelect Chris Leong as Director	For	For
Management	4.1.m	Reelect Luca Maestri as Director	For	For
Management	4.2.1	Elect Rainer Blair as Director	For	For
Management	4.2.2	Elect Marie-Gabrielle Ineichen-Fleisch as Director	For	For
Management	4.3.1	Reappoint Pablo Isla as Member of the Compensation Committee	For	For
Management	4.3.2	Reappoint Patrick Aebischer as Member of the Compensation Committee	For	For
Management	4.3.3	Reappoint Dick Boer as Member of the Compensation Committee	For	For
Management	4.3.4	Reappoint Dinesh Paliwal as Member of the Compensation Committee	For	For
Management	4.4	Ratify Ernst & Young AG as Auditors	For	For
Management	4.5	Designate Hartmann Dreyer as Independent Proxy	For	For
Management	5.1	Approve Remuneration of Directors in the Amount of CHF 10.5 Million	For	For
Management	5.2	Approve Remuneration of Executive Committee in the Amount of CHF 72 Million	For	For
Management	6	Approve CHF 8 Million Reduction in Share Capital as Part of the Share Buyback Program via Cancellation of Repurchased Shares	For	For
Management	7.1	Amend Articles Re: General Meeting (Incl. Virtual-Only or Hybrid Shareholder Meetings)	For	For
Management	7.2	Amend Articles of Association	For	For
Management	8	Transact Other Business (Voting)	Against	Against

RELX Plc
Ticker: REL
Country: United Kingdom
Provider Security ID: G7493L105
Meeting Type: Annual
Meeting Date: 20-Apr-23
Record Date: 18-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Policy	For	For
Management	3	Approve Remuneration Report	For	For
Management	4	Approve Final Dividend	For	For
Management	5	Reappoint Ernst & Young LLP as Auditors	For	For
Management	6	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	7	Elect Alistair Cox as Director	For	For
Management	8	Re-elect Paul Walker as Director	For	For
Management	9	Re-elect June Felix as Director	For	For
Management	10	Re-elect Erik Engstrom as Director	For	For
Management	11	Re-elect Charlotte Hogg as Director	For	For
Management	12	Re-elect Marike van Lier Lels as Director	For	For
Management	13	Re-elect Nick Luff as Director	For	For
Management	14	Re-elect Robert MacLeod as Director	For	For
Management	15	Re-elect Andrew Sukawaty as Director	For	For
Management	16	Re-elect Suzanne Wood as Director	For	For
Management	17	Approve Long-Term Incentive Plan	For	For
Management	18	Approve Executive Share Ownership Scheme	For	For
Management	19	Approve Sharesave Plan	For	For
Management	20	Approve Employee Share Purchase Plan	For	For
Management	21	Authorise Issue of Equity	For	For
Management	22	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	23	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	24	Authorise Market Purchase of Ordinary Shares	For	For
Management	25	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

ING Groep NV
Ticker: INGA
Country: Netherlands
Provider Security ID: N4578E595
Meeting Type: Annual
Meeting Date: 24-Apr-23
Record Date: 27-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2A	Receive Report of Executive Board (Non-Voting)
Management	2B	Receive Report of Supervisory Board (Non-Voting)
Management	2C	Approve Remuneration Report	For	For
Management	2D	Adopt Financial Statements and Statutory Reports	For	For
Management	3A	Receive Explanation on Dividend and Distribution Policy
Management	3B	Approve Dividends	For	For
Management	4A	Approve Discharge of Executive Board	For	For
Management	4B	Approve Discharge of Supervisory Board	For	For
Management	5	Ratify KPMG Accountants N.V. (KPMG) as Auditors	For	For
Management	6	Reelect Tanate Phutrakul to Executive Board	For	For
Management	7A	Elect Alexandra Reich to Supervisory Board	For	For
Management	7B	Elect Karl Guha to Supervisory Board	For	For
Management	7C	Reelect Herna Verhagen to Supervisory Board	For	For
Management	7D	Reelect Mike Rees to Supervisory Board	For	For
Management	8A	Grant Board Authority to Issue Shares Up to 40 Percent of Issued Capital	For	For
Management	8B	Authorize Board to Exclude Preemptive Rights from Share Issuances	For	For
Management	9	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	10	Approve Cancellation of Repurchased Shares Pursuant to the Authority Under Item 9	For	For

Anglo American Plc
Ticker: AAL
Country: United Kingdom
Provider Security ID: G03764134
Meeting Type: Annual
Meeting Date: 26-Apr-23
Record Date: 24-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Final Dividend	For	For
Management	3	Elect Magali Anderson as Director	For	For
Management	4	Re-elect Stuart Chambers as Director	For	For
Management	5	Re-elect Duncan Wanblad as Director	For	For
Management	6	Re-elect Stephen Pearce as Director	For	For
Management	7	Re-elect Ian Ashby as Director	For	For
Management	8	Re-elect Marcelo Bastos as Director	For	For
Management	9	Re-elect Hilary Maxson as Director	For	For
Management	10	Re-elect Hixonia Nyasulu as Director	For	For
Management	11	Re-elect Nonkululeko Nyembezi as Director	For	For
Management	12	Re-elect Ian Tyler as Director	For	For
Management	13	Reappoint PricewaterhouseCoopers LLP as Auditors	For	For
Management	14	Authorise Board to Fix Remuneration of Auditors	For	For
Management	15	Approve Remuneration Policy	For	For
Management	16	Approve Remuneration Report	For	For
Management	17	Authorise Issue of Equity	For	For
Management	18	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	19	Authorise Market Purchase of Ordinary Shares	For	For
Management	20	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

ASML Holding NV
Ticker: ASML
Country: Netherlands
Provider Security ID: N07059202
Meeting Type: Annual
Meeting Date: 26-Apr-23
Record Date: 29-Mar-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Discuss the Company's Business, Financial Situation and Sustainability
Management	3a	Approve Remuneration Report	For	For
Management	3b	Adopt Financial Statements and Statutory Reports	For	For
Management	3c	Receive Explanation on Company's Reserves and Dividend Policy
Management	3d	Approve Dividends	For	For
Management	4a	Approve Discharge of Management Board	For	For
Management	4b	Approve Discharge of Supervisory Board	For	For
Management	5	Approve Number of Shares for Management Board	For	For
Management	6a	Amend Remuneration Policy for the Supervisory Board	For	For
Management	6b	Amend Remuneration of the Members of the Supervisory Board	For	For
Management	7	Receive Information on the Composition of the Management Board and Announce Intention to Appoint W.R. Allan to Management Board
Management	8	Elect N.S. Andersen to Supervisory Board	For	For
Management	8b	Elect J.P. de Kreij to Supervisory Board	For	For
Management	8c	Discuss Composition of the Supervisory Board
Management	9	Ratify PricewaterhouseCoopers Accountants N.V. as Auditors	For	For
Management	10a	Grant Board Authority to Issue Shares Up to 5 Percent of Issued Capital Plus Additional 5 Percent in Case of Merger or Acquisition	For	For
Management	10b	Authorize Board to Exclude Preemptive Rights from Share Issuances	For	For
Management	11	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	12	Authorize Cancellation of Repurchased Shares	For	For
Management	13	Other Business (Non-Voting)
Management	14	Close Meeting

Persimmon Plc
Ticker: PSN
Country: United Kingdom
Provider Security ID: G70202109
Meeting Type: Annual
Meeting Date: 26-Apr-23
Record Date: 24-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Final Dividend	For	For
Management	3	Approve Remuneration Policy	For	For
Management	4	Approve Remuneration Report	For	For
Management	5	Re-elect Roger Devlin as Director	For	For
Management	6	Re-elect Dean Finch as Director	For	For
Management	7	Elect Jason Windsor as Director	For	For
Management	8	Re-elect Nigel Mills as Director	For	For
Management	9	Re-elect Annemarie Durbin as Director	For	For
Management	10	Re-elect Andrew Wyllie as Director	For	For
Management	11	Re-elect Shirine Khoury-Haq as Director	For	For
Management	12	Reappoint Ernst & Young LLP as Auditors	For	For
Management	13	Authorise the Audit & Risk Committee to Fix Remuneration of Auditors	For	For
Management	14	Authorise UK Political Donations and Expenditure	For	For
Management	15	Authorise Issue of Equity	For	For
Management	16	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	17	Authorise Issue of Equity without Pre-emptive Rights Connection with an Acquisition or Other Capital Investment	For	For
Management	18	Authorise Market Purchase of Ordinary Shares	For	For
Management	19	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

AstraZeneca Plc
Ticker: AZN
Country: United Kingdom
Provider Security ID: G0593M107
Meeting Type: Annual
Meeting Date: 27-Apr-23
Record Date: 25-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Dividends	For	For
Management	3	Reappoint PricewaterhouseCoopers LLP as Auditors	For	For
Management	4	Authorise Board to Fix Remuneration of Auditors	For	For
Management	5a	Re-elect Michel Demare as Director	For	For
Management	5b	Re-elect Pascal Soriot as Director	For	For
Management	5c	Re-elect Aradhana Sarin as Director	For	For
Management	5d	Re-elect Philip Broadley as Director	For	For
Management	5e	Re-elect Euan Ashley as Director	For	For
Management	5f	Re-elect Deborah DiSanzo as Director	For	For
Management	5g	Re-elect Diana Layfield as Director	For	For
Management	5h	Re-elect Sheri McCoy as Director	For	For
Management	5i	Re-elect Tony Mok as Director	For	For
Management	5j	Re-elect Nazneen Rahman as Director	For	For
Management	5k	Re-elect Andreas Rummelt as Director	For	For
Management	5l	Re-elect Marcus Wallenberg as Director	For	For
Management	6	Approve Remuneration Report	For	For
Management	7	Authorise UK Political Donations and Expenditure	For	For
Management	8	Authorise Issue of Equity	For	For
Management	9	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	10	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	11	Authorise Market Purchase of Ordinary Shares	For	For
Management	12	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For
Management	13	Adopt New Articles of Association	For	For

AXA SA
Ticker: CS
Country: France
Provider Security ID: F06106102
Meeting Type: Annual/Special
Meeting Date: 27-Apr-23
Record Date: 25-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For	Votes FOR the approval of the annual accounts are warranted due to the unqualified auditors' opinion and lack of concerns.
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For	Votes FOR the approval of the annual accounts are warranted due to the unqualified auditors' opinion and lack of concerns.
Management	3	Approve Allocation of Income and Dividends of EUR 1.70 per Share	For	For
Management	4	Approve Compensation Report of Corporate Officers	For	For
Management	5	Approve Compensation of Denis Duverne, Chairman of the Board until April 28, 2022	For	For	Votes FOR these remuneration reports are warranted because they do not raise any significant concern.
Management	6	Approve Compensation of Antoine Gosset-Grainville, Chairman of the Board since April 28, 2022	For	For	Votes FOR these remuneration reports are warranted because they do not raise any significant concern.
Management	7	Approve Compensation of Thomas Buberl, CEO	For	For
Management	8	Approve Remuneration Policy of CEO	For	For
Management	9	Approve Remuneration Policy of Chairman of the Board	For	For
Management	10	Approve Remuneration Policy of Directors	For	For
Management	11	Approve Auditors' Special Report on Related-Party Transactions Mentioning the Absence of New Transactions	For	For
Management	12	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	13	Authorize Capitalization of Reserves of Up to EUR 1 Billion for Bonus Issue or Increase in Par Value	For	For
Management	14	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 2 Billion	For	For	Votes FOR are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	15	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 500 Million	For	For	Votes FOR are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	16	Approve Issuance of Equity or Equity-Linked Securities for Private Placements, up to Aggregate Nominal Amount of EUR 500 Million	For	For	Votes FOR are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	17	Authorize Board to Set Issue Price for 10 Percent Per Year of Issued Capital Pursuant to Issue Authority without Preemptive Rights	For	For	Votes FOR are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	18	Authorize Capital Increase of Up to EUR 500 Million for Future Exchange Offers	For	For	Votes FOR are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	19	Authorize Capital Increase of up to 10 Percent of Issued Capital for Contributions in Kind	For	For	Votes FOR are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	20	Authorize Issuance of Equity Upon Conversion of a Subsidiary's Equity-Linked Securities without Preemptive Rights for Up to EUR 500 Million	For	For	Votes FOR are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	21	Authorize Issuance of Equity Upon Conversion of a Subsidiary's Equity-Linked Securities with Preemptive Rights for Up to EUR 2 Billion	For	For	Votes FOR are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	22	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For	Votes FOR these proposed authorizations are warranted as they do not raise concerns.
Management	23	Authorize Capital Issuances for Use in Employee Stock Purchase Plans Reserved for Employees of International Subsidiaries	For	For	Votes FOR these proposed authorizations are warranted as they do not raise concerns.
Management	24	Authorize Decrease in Share Capital via Cancellation of Repurchased Shares	For	For
Management	25	Authorize Filing of Required Documents/Other Formalities	For	For

Danone SA
Ticker: BN
Country: France
Provider Security ID: F12033134
Meeting Type: Annual/Special
Meeting Date: 27-Apr-23
Record Date: 25-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For
Management	3	Approve Allocation of Income and Dividends of EUR 2 per Share	For	For
Management	4	Reelect Valerie Chapoulaud-Floquet as Director	For	For
Management	5	Reelect Gilles Schnepp as Director	For	For
Management	6	Ratify Appointment of Gilbert Ghostine as Director Following Resignation of Guido Barilla	For	For
Management	7	Ratify Appointment of Lise Kingo as Director Following Resignation of Cecile Cabanis	For	For
Management	8	Approve Compensation Report of Corporate Officers	For	For
Management	9	Approve Compensation of Antoine de Saint-Affrique, CEO	For	For
Management	10	Approve Compensation of Gilles Schnepp, Chairman of the Board	For	For
Management	11	Approve Remuneration Policy of Executive Corporate Officers	For	For
Management	12	Approve Remuneration Policy of Chairman of the Board	For	For
Management	13	Approve Remuneration Policy of Directors	For	For
Management	14	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	15	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 50 Million	For	For
Management	16	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights with Binding Priority Right up to Aggregate Nominal Amount of EUR 16.9 Million	For	For
Management	17	Authorize Board to Increase Capital in the Event of Additional Demand Related to Delegation Submitted to Shareholder Vote Under Item 16	For	For
Management	18	Authorize Capital Increase of Up to EUR 16.9 Million for Future Exchange Offers	For	For
Management	19	Authorize Capital Increase of up to 10 Percent of Issued Capital for Contributions in Kind	For	For
Management	20	Authorize Capitalization of Reserves of Up to EUR 42 Million for Bonus Issue or Increase in Par Value	For	For
Management	21	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For
Management	22	Authorize Capital Issuances for Use in Employee Stock Purchase Plans Reserved for Employees of International Subsidiaries	For	For
Management	23	Authorize up to 0.5 Percent of Issued Capital for Use in Restricted Stock Plans with Performance Conditions Attached	For	For
Management	24	Authorize Decrease in Share Capital via Cancellation of Repurchased Shares	For	For
Management	25	Authorize Filing of Required Documents/Other Formalities	For	For
Management	26	Elect Sanjiv Mehta as Director	For	For

Sandvik Aktiebolag
Ticker: SAND
Country: Sweden
Provider Security ID: W74857165
Meeting Type: Annual
Meeting Date: 27-Apr-23
Record Date: 19-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Elect Patrik Marcelius as Chairman of Meeting	For	For
Management	3	Prepare and Approve List of Shareholders	For	For
Management	4	Designate Inspector(s) of Minutes of Meeting
Management	5	Approve Agenda of Meeting	For	For
Management	6	Acknowledge Proper Convening of Meeting	For	For
Management	7	Receive Financial Statements and Statutory Reports
Management	8	Receive President's Report
Management	9	Accept Financial Statements and Statutory Reports	For	For
Management	10.1	Approve Discharge of Johan Molin	For	For
Management	10.2	Approve Discharge of Jennifer Allerton	For	For
Management	10.3	Approve Discharge of Claes Boustedt	For	For
Management	10.4	Approve Discharge of Marika Fredriksson	For	For
Management	10.5	Approve Discharge of Andreas Nordbrandt	For	For
Management	10.6	Approve Discharge of Helena Stjernholm	For	For
Management	10.7	Approve Discharge of Stefan Widing	For	For
Management	10.8	Approve Discharge of Kai Warn	For	For
Management	10.9	Approve Discharge of Thomas Andersson	For	For
Management	10.10	Approve Discharge of Thomas Lilja	For	For
Management	10.11	Approve Discharge of Fredrik Haf	For	For
Management	10.12	Approve Discharge of Erik Knebel	For	For
Management	10.13	Approve Discharge of Tomas Karnstrom	For	For
Management	11	Approve Allocation of Income and Dividends of SEK 5.00 Per Share	For	For
Management	12	Determine Number of Directors (8) and Deputy Directors (0) of Board; Determine Number of Auditors (1) and Deputy Auditors	For	For
Management	13	Approve Remuneration of Directors in the Amount of SEK 2.88 Million for Chairman and SEK 770,000 for Other Directors; Approve Remuneration for Committee Work; Approve Remuneration for Auditor	For	For
Management	14.1	Reelect Jennifer Allerton as Director	For	For
Management	14.2	Reelect Claes Boustedt as Director	For	For
Management	14.3	Reelect Marika Fredriksson as Director	For	For
Management	14.4	Reelect Johan Molin as Director	For	For
Management	14.5	Reelect Andreas Nordbrandt as Director	For	For
Management	14.6	Reelect Helena Stjernholm as Director	For	For
Management	14.7	Reelect Stefan Widing as Director	For	For
Management	14.8	Reelect Kai Warn as Director	For	For
Management	15	Reelect Johan Molin as Chair of the Board	For	For
Management	16	Ratify PricewaterhouseCoopers as Auditors	For	For
Management	17	Approve Remuneration Report	For	For
Management	18	Approve Performance Share Matching Plan LTIP 2023 for Key Employees	For	For	Support in my view is warranted because the 3-year vesting still secures mid-term alignment with our shareholder interests, and because the number of managers in the programme is broad at 350, plus the total size of the programme is small
Management	19	Authorize Share Repurchase Program	For	For
Management	20	Close Meeting

Veolia Environnement SA
Ticker: VIE
Country: France
Provider Security ID: F9686M107
Meeting Type: Annual/Special
Meeting Date: 27-Apr-23
Record Date: 25-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For	Votes FOR the approval of the annual accounts are warranted due to the unqualified auditors' opinion and lack of concerns.
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For	Votes FOR the approval of the annual accounts are warranted due to the unqualified auditors' opinion and lack of concerns.
Management	3	Approve Non-Deductible Expenses	For	For
Management	4	Approve Allocation of Income and Dividends of EUR 1.12 per Share	For	For
Management	5	Approve Auditors' Special Report on Related-Party Transactions Mentioning the Absence of New Transactions	For	For
Management	6	Reelect Maryse Aulagnon as Director	For	For	Votes FOR the election and reelection of these independent nominees are warranted in the absence of specific concerns (Item 6 to 9).
Management	7	Elect Olivier Andries as Director	For	For	Votes FOR the election and reelection of these independent nominees are warranted in the absence of specific concerns (Item 6 to 9).
Management	8	Elect Veronique Bedague-Hamilius as Director	For	For	Votes FOR the election and reelection of these independent nominees are warranted in the absence of specific concerns (Item 6 to 9).
Management	9	Elect Francisco Reynes as Director	For	For	Votes FOR the election and reelection of these independent nominees are warranted in the absence of specific concerns (Item 6 to 9).
Management	10	Renew Appointment of Ernst & Young et Autres as Auditor	For	For
Management	11	Approve Compensation of Antoine Frerot, Chairman and CEO from January 1, 2022 until June 30, 2022	For	For	A vote FOR the remuneration report of Antoine Frérot as former Chair/CEO (item 11) is warranted, although the following concerns are raised: * The 2020 LTI plan is not prorated despite the change in governance, thus allowing post mandate vesting. * There is no disclosure of the level of achievement of performance conditions for the 2019 LTIP plan. Main reason for support is the increased disclosure of the level of achievement of performance conditions for the 2020 LTIP plan and the rationale supporting the absence of prorated vesting for this plan. Vote FOR the remuneration report of Antoine Frérot as Chairman (Item 12) is warranted because it does not raise any significant concerns.
Management	12	Approve Compensation of Antoine Frerot, Chairman of the Board from July 1, 2022 until December 31, 2022	For	For	A vote FOR the remuneration report of Antoine Frérot as former Chair/CEO (item 11) is warranted, although the following concerns are raised: * The 2020 LTI plan is not prorated despite the change in governance, thus allowing post mandate vesting. * There is no disclosure of the level of achievement of performance conditions for the 2019 LTIP plan. Main reason for support is the increased disclosure of the level of achievement of performance conditions for the 2020 LTIP plan and the rationale supporting the absence of prorated vesting for this plan. Vote FOR the remuneration report of Antoine Frérot as Chairman (Item 12) is warranted because it does not raise any significant concerns.
Management	13	Approve Compensation of Estelle Brachlianoff, CEO from July 1, 2022 until December 31, 2022	For	For
Management	14	Approve Compensation Report of Corporate Officers	For	For
Management	15	Approve Remuneration Policy of Chairman of the Board	For	For
Management	16	Approve Remuneration Policy of CEO	For	For
Management	17	Approve Remuneration Policy of Directors	For	For
Management	18	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	19	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For	Votes FOR are warranted in the absence of any specific concerns.
Management	20	Authorize Capital Issuances for Use in Employee Stock Purchase Plans Reserved for Employees and Corporate Officers of International Subsidiaries	For	For	Votes FOR are warranted in the absence of any specific concerns.
Management	21	Authorize up to 0.35 Percent of Issued Capital for Use in Restricted Stock Plans Reserved for Employees and Corporate Officers With Performance Conditions Attached	For	For
Management	22	Amend Article 15 of Bylaws Re: Corporate Purpose	For	Against	A vote AGAINST is warranted as this proposal would deprive shareholders of any right of approval on the content or any influence over the future possible evolutions of the corporate purpose of the company by granting the board an exclusive competence to formulate it.
Management	23	Authorize Filing of Required Documents/Other Formalities	For	For

Bayer AG
Ticker: BAYN
Country: Germany
Provider Security ID: D0712D163
Meeting Type: Annual
Meeting Date: 28-Apr-23
Record Date: 21-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Financial Statements and Statutory Reports; Approve Allocation of Income and Dividends of EUR 2.40 per Share for Fiscal Year 2022	For	For
Management	2	Approve Discharge of Management Board for Fiscal Year 2022	For	For	Votes FOR the discharge of the management board and the supervisory board are warranted as there is no evidence that the boards did not fulfill their fiduciary duties in the year under review. Nevertheless, concerns are raised regarding the discharge of the supervisory board (Item 3) because: * While the supervisory board did respond to the historic levels of shareholder dissent on last year's remuneration report vote, litigation costs continue to be excluded from the bonus calculation of CEO Werner Baumann, who was directly in charge of the Monsanto acquisition. * Nevertheless, as last year, the most appropriate venue for addressing these concerns is considered to be the say-on-pay resolution (Item 5). * Further, we highlight that in light of the CEO change on June 1, 2023, many of these concerns will likely be mitigated moving forward.
Management	3	Approve Discharge of Supervisory Board for Fiscal Year 2022	For	For	Votes FOR the discharge of the management board and the supervisory board are warranted as there is no evidence that the boards did not fulfill their fiduciary duties in the year under review. Nevertheless, concerns are raised regarding the discharge of the supervisory board (Item 3) because: * While the supervisory board did respond to the historic levels of shareholder dissent on last year's remuneration report vote, litigation costs continue to be excluded from the bonus calculation of CEO Werner Baumann, who was directly in charge of the Monsanto acquisition. * Nevertheless, as last year, the most appropriate venue for addressing these concerns is considered to be the say-on-pay resolution (Item 5). * Further, we highlight that in light of the CEO change on June 1, 2023, many of these concerns will likely be mitigated moving forward.
Management	4.1	Elect Norbert Winkeljohann to the Supervisory Board	For	For	Votes FOR the proposed nominees are warranted.
Management	4.2	Elect Kimberly Mathisen to the Supervisory Board	For	For	Votes FOR the proposed nominees are warranted.
Management	5	Approve Remuneration Report	For	Against	A vote AGAINST the remuneration report is warranted because: * Concerns remain in regard to the CEO's STI being insulated from cash outflow related to litigation in connection with Monsanto. * Legacy contribution-based pension entitlements for the CEO result in contributions that can be considered excessive and are not aligned with the wider workforce or market practice. However, we highlight that in light of the CEO change on June 1, 2023, many of these concerns will likely be mitigated moving forward.
Management	6	Approve Virtual-Only Shareholder Meetings Until 2025	For	For
Management	7	Amend Articles Re: Participation of Supervisory Board Members in the Annual General Meeting by Means of Audio and Video Transmission	For	For
Management	8	Ratify Deloitte GmbH as Auditors for Fiscal Year 2023 and for the Review of Interim Financial Reports for the First Half of Fiscal Year 2023	For	For
Management	9	Voting Instructions for Motions or Nominations by Shareholders that are not Made Accessible Before the AGM and that are Made or Amended in the Course of the AGM	None	Against

Iberdrola SA
Ticker: IBE
Country: Spain
Provider Security ID: E6165F166
Meeting Type: Annual
Meeting Date: 28-Apr-23
Record Date: 21-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Consolidated and Standalone Financial Statements	For	For
Management	2	Approve Consolidated and Standalone Management Reports	For	For
Management	3	Approve Non-Financial Information Statement	For	For
Management	4	Approve Discharge of Board	For	For
Management	5	Amend Preamble and Heading of the Preliminary Title of the Bylaws	For	For
Management	6	Amend Articles Re: Corporate Structure of the Iberdola Group	For	For
Management	7	Amend Article 8 Re: Internal Regulations and Compliance System	For	For
Management	8	Approve Engagement Dividend	For	For
Management	9	Approve Allocation of Income and Dividends	For	For
Management	10	Approve Scrip Dividends	For	For
Management	11	Approve Scrip Dividends	For	For
Management	12	Approve Reduction in Share Capital via Amortization of Treasury Shares	For	For
Management	13	Advisory Vote on Remuneration Report	For	For
Management	14	Approve Restricted Stock Plan	For	For
Management	15	Reelect Maria Helena Antolin Raybaud as Director	For	For
Management	16	Ratify Appointment of and Elect Armando Martinez Martinez as Director	For	For
Management	17	Reelect Manuel Moreu Munaiz as Director	For	For
Management	18	Reelect Sara de la Rica Goiricelaya as Director	For	For
Management	19	Reelect Xabier Sagredo Ormaza as Director	For	For
Management	20	Reelect Jose Ignacio Sanchez Galan as Director	For	For
Management	21	Fix Number of Directors at 14	For	For
Management	22	Authorize Board to Ratify and Execute Approved Resolutions	For	For

Intesa Sanpaolo SpA
Ticker: ISP
Country: Italy
Provider Security ID: T55067101
Meeting Type: Annual
Meeting Date: 28-Apr-23
Record Date: 19-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1a	Accept Financial Statements and Statutory Reports	For	For
Management	1b	Approve Allocation of Income	For	For
Management	2a	Approve Remuneration Policy	For	For
Management	2b	Approve Second Section of the Remuneration Report	For	For
Management	2c	Approve Annual Incentive Plan	For	For
Management	3a	Authorize Share Repurchase Program and Reissuance of Repurchased Shares to Service Incentive Plans	For	For
Management	3b	Authorize Share Repurchase Program and Reissuance of Repurchased Shares	For	For
Management	A	Deliberations on Possible Legal Action Against Directors if Presented by Shareholders	None	Against

Woodside Energy Group Ltd.
Ticker: WDS
Country: Australia
Provider Security ID: Q98327333
Meeting Type: Annual
Meeting Date: 28-Apr-23
Record Date: 26-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	2a	Elect Ian Macfarlane as Director	For	For
Management	2b	Elect Larry Archibald as Director	For	For
Management	2c	Elect Swee Chen Goh as Director	For	For
Management	2d	Elect Arnaud Breuillac as Director	For	For
Management	2e	Elect Angela Minas as Director	For	For
Management	3	Approve Remuneration Report	For	For
Management	4	Approve Grant of Restricted Shares and Performance Rights to Meg O'Neill	For	For
Management	5	Approve the Increase in Maximum Aggregate Remuneration of Non-Executive Directors	None	Abstain
Shareholder	6a	Approve the Amendments to the Company's Constitution	Against	Against
Shareholder	6b	Approve Contingent Resolution - Capital Protection	Against	Against

GSK Plc
Ticker: GSK
Country: United Kingdom
Provider Security ID: G3910J179
Meeting Type: Annual
Meeting Date: 03-May-23
Record Date: 28-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Elect Julie Brown as Director	For	For
Management	4	Elect Vishal Sikka as Director	For	For
Management	5	Elect Elizabeth McKee Anderson as Director	For	For
Management	6	Re-elect Sir Jonathan Symonds as Director	For	For
Management	7	Re-elect Dame Emma Walmsley as Director	For	For
Management	8	Re-elect Charles Bancroft as Director	For	For
Management	9	Re-elect Hal Barron as Director	For	For
Management	10	Re-elect Anne Beal as Director	For	For
Management	11	Re-elect Harry Dietz as Director	For	For
Management	12	Re-elect Jesse Goodman as Director	For	For
Management	13	Re-elect Urs Rohner as Director	For	For
Management	14	Reappoint Deloitte LLP as Auditors	For	For
Management	15	Authorise the Audit & Risk Committee to Fix Remuneration of Auditors	For	For
Management	16	Approve Amendments to the Remuneration Policy	For	For
Management	17	Authorise UK Political Donations and Expenditure	For	For
Management	18	Authorise Issue of Equity	For	For
Management	19	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	20	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	21	Authorise Market Purchase of Ordinary Shares	For	For
Management	22	Approve the Exemption from Statement of the Name of the Senior Statutory Auditor in Published Copies of the Auditors' Reports	For	For
Management	23	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Mercedes-Benz Group AG
Ticker: MBG
Country: Germany
Provider Security ID: D1668R123
Meeting Type: Annual
Meeting Date: 03-May-23
Record Date: 28-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Financial Statements and Statutory Reports for Fiscal Year 2022 (Non-Voting)
Management	2	Approve Allocation of Income and Dividends of EUR 5.20 per Share	For	For
Management	3	Approve Discharge of Management Board for Fiscal Year 2022	For	For
Management	4	Approve Discharge of Supervisory Board for Fiscal Year 2022	For	For
Management	5.1	Ratify KPMG AG as Auditors for Fiscal Year 2023	For	For
Management	5.2	Ratify PricewaterhouseCoopers GmbH as Auditors for the 2024 Interim Financial Statements until the 2024 AGM	For	For
Management	5.3	Ratify PricewaterhouseCoopers GmbH as Auditors for Fiscal Year 2024 and for the Review of Interim Financial Statements after the 2024 AGM	For	For
Management	6	Elect Stefan Pierer to the Supervisory Board	For	For
Management	7	Approve Remuneration of Supervisory Board	For	For
Management	8	Approve Remuneration Policy	For	For
Management	9	Approve Remuneration Report	For	For
Management	10	Approve Creation of EUR 1 Billion Pool of Authorized Capital with or without Exclusion of Preemptive Rights	For	For
Management	11	Approve Virtual-Only Shareholder Meetings Until 2025	For	For
Management	12	Amend Articles Re: Participation of Supervisory Board Members in the Virtual Annual General Meeting by Means of Audio and Video Transmission	For	For

Unilever Plc
Ticker: ULVR
Country: United Kingdom
Provider Security ID: G92087165
Meeting Type: Annual
Meeting Date: 03-May-23
Record Date: 01-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	Abstain
Management	3	Re-elect Nils Andersen as Director	For	For
Management	4	Re-elect Judith Hartmann as Director	For	For
Management	5	Re-elect Adrian Hennah as Director	For	For
Management	6	Re-elect Alan Jope as Director	For	For
Management	7	Re-elect Andrea Jung as Director	For	For
Management	8	Re-elect Susan Kilsby as Director	For	For
Management	9	Re-elect Ruby Lu as Director	For	For
Management	10	Re-elect Strive Masiyiwa as Director	For	For
Management	11	Re-elect Youngme Moon as Director	For	For
Management	12	Re-elect Graeme Pitkethly as Director	For	For
Management	13	Re-elect Feike Sijbesma as Director	For	For
Management	14	Elect Nelson Peltz as Director	For	For
Management	15	Elect Hein Schumacher as Director	For	For
Management	16	Reappoint KPMG LLP as Auditors	For	For
Management	17	Authorise Board to Fix Remuneration of Auditors	For	For
Management	18	Authorise UK Political Donations and Expenditure	For	For
Management	19	Authorise Issue of Equity	For	For
Management	20	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	21	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	22	Authorise Market Purchase of Ordinary Shares	For	For
Management	23	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Holcim Ltd.
Ticker: HOLN
Country: Switzerland
Provider Security ID: H3816Q102
Meeting Type: Annual
Meeting Date:04-May-23
Record Date:

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1.1	Accept Financial Statements and Statutory Reports	For	For
Management	1.2	Approve Remuneration Report	For	For
Management	2	Approve Discharge of Board and Senior Management	For	For
Management	3.1	Approve Allocation of Income	For	For
Management	3.2	Approve Dividends of CHF 2.50 per Share from Capital Contribution Reserves	For	For
Management	4.1	Amend Corporate Purpose	For	For
Management	4.2	Amend Articles Re: Shares and Share Register	For	For
Management	4.3	Amend Articles of Association (Incl. Approval of Virtual-Only or Hybrid Shareholder Meetings)	For	For
Management	4.4	Amend Articles Re: Restriction on Share Transferability	For	For
Management	4.5	Amend Articles Re: Board of Directors; Compensation; External Mandates for Members of the Board of Directors and Executive Committee	For	For
Management	5.1.1	Reelect Jan Jenisch as Director and Elect as Board Chair	For	For
Management	5.1.2	Reelect Philippe Block as Director	For	For
Management	5.1.3	Reelect Kim Fausing as Director	For	For
Management	5.1.4	Reelect Leanne Geale as Director	For	For
Management	5.1.5	Reelect Naina Kidwai as Director	For	For
Management	5.1.6	Reelect Ilias Laeber as Director	For	For
Management	5.1.7	Reelect Juerg Oleas as Director	For	For
Management	5.1.8	Reelect Claudia Ramirez as Director	For	For
Management	5.1.9	Reelect Hanne Sorensen as Director	For	For
Management	5.2.1	Reappoint Ilias Laeber as Member of the Nomination, Compensation and Governance Committee	For	For
Management	5.2.2	Reappoint Juerg Oleas as Member of the Nomination, Compensation and Governance Committee	For	For
Management	5.2.3	Reappoint Claudia Ramirez as Member of the Nomination, Compensation and Governance Committee	For	For
Management	5.2.4	Reappoint Hanne Sorensen as Member of the Nomination, Compensation and Governance Committee	For	For
Management	5.3.1	Ratify Ernst & Young AG as Auditors	For	For
Management	5.3.2	Designate Sabine Burkhalter Kaimakliotis as Independent Proxy	For	For
Management	6.1	Approve Remuneration of Directors in the Amount of CHF 3 Million	For	For
Management	6.2	Approve Remuneration of Executive Committee in the Amount of CHF 36 Million	For	For
Management	7	Approve CHF 80 Million Reduction in Share Capital as Part of the Share Buyback Program via Cancellation of Repurchased Shares	For	For
Management	8	Approve Climate Report	For	For
Management	9	Transact Other Business (Voting)	For	Against

Schneider Electric SE
Ticker: SU
Country: France
Provider Security ID: F86921107
Meeting Type: Annual/Special
Meeting Date: 04-May-23
Record Date: 02-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For
Management	3	Approve Treatment of Losses and Dividends of EUR 3.15 per Share	For	For
Management	4	Approve Auditors' Special Report on Related-Party Transactions Mentioning the Absence of New Transactions	For	For	Voting in line with ISS recommendation
Management	5	Approve Compensation Report of Corporate Officers	For	For
Management	6	Approve Compensation of Jean-Pascal Tricoire, Chairman and CEO	For	For	While the ISS framework is helpful in terms of CEO compensation over the long-term, the contribution of Jean-Pascal Tricoire has been exceptional in his management of Schneider Electric and I am inclined to vote in favour on this occasion. The company (and potentially shareholders) would certainly benefit from his ongoing involvement through the transition process.
Management	7	Approve Remuneration Policy of Jean-Pascal Tricoire, Chairman and CEO fom January 1, 2023 until May 3, 2023	For	For
Management	8	Approve Remuneration Policy of Peter Herweck, CEO since May 4, 2023	For	For
Management	9	Approve Remuneration Policy of Jean-Pascal Tricoire, Chairman of the Board since May 4, 2023	For	For
Management	10	Approve Remuneration of Directors in the Aggregate Amount of EUR 2.8 Million	For	For
Management	11	Approve Remuneration Policy of Directors	For	For
Management	12	Reelect Leo Apotheker as Director	For	For
Management	13	Reelect Gregory Spierkel as Director	For	For
Management	14	Reelect Lip-Bu Tan as Director	For	For
Management	15	Elect Abhay Parasnis as Director	For	For
Management	16	Elect Giulia Chierchia as Director	For	For
Management	17	Approve Company's Climate Transition Plan	For	For
Management	18	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	19	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 800 Million	For	For
Management	20	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 224 Million	For	For
Management	21	Approve Issuance of Equity or Equity-Linked Securities for Private Placements up to Aggregate Nominal Amount of EUR 120 Million	For	For
Management	22	Authorize Board to Increase Capital in the Event of Additional Demand Related to Delegation Submitted to Shareholder Vote Under Items 19-21	For	For
Management	23	Authorize Capital Increase of up to 9.81 Percent of Issued Capital for Contributions in Kind	For	For
Management	24	Authorize Capitalization of Reserves of Up to EUR 800 Million for Bonus Issue or Increase in Par Value	For	For
Management	25	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For
Management	26	Authorize Capital Issuances for Use in Employee Stock Purchase Plans Reserved for Employees of International Subsidiaries	For	For
Management	27	Authorize Decrease in Share Capital via Cancellation of Repurchased Shares	For	For
Management	28	Authorize Filing of Required Documents/Other Formalities	For	For

Direct Line Insurance Group Plc
Ticker: DLG
Country: United Kingdom
Provider Security ID: G2871V114
Meeting Type: Annual
Meeting Date: 09-May-23
Record Date: 04-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Approve Remuneration Policy	For	For
Management	4	Elect Mark Lewis as Director	For	For
Management	5	Re-elect Tracy Corrigan as Director	For	For
Management	6	Re-elect Danuta Gray as Director	For	For
Management	7	Re-elect Mark Gregory as Director	For	For
Management	8	Re-elect Sebastian James as Director	For	For
Management	9	Re-elect Adrian Joseph as Director	For	For
Management	10	Re-elect Neil Manser as Director	For	For
Management	11	Re-elect Fiona McBain as Director	For	For
Management	12	Re-elect Gregor Stewart as Director	For	For
Management	13	Re-elect Richard Ward as Director	For	For
Management	14	Reappoint Deloitte LLP as Auditors	For	For
Management	15	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	16	Authorise UK Political Donations and Expenditure	For	For
Management	17	Authorise Issue of Equity	For	For
Management	18	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	19	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	20	Authorise Market Purchase of Ordinary Shares	For	For
Management	21	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For
Management	22	Authorise Issue of Equity in Relation to an Issue of RT1 Instruments	For	For
Management	23	Authorise Issue of Equity without Pre-emptive Rights in Relation to an Issue of RT1 Instruments	For	For

Enel SpA
Ticker: ENEL
Country: Italy
Provider Security ID: T3679P115
Meeting Type: Annual
Meeting Date: 10-May-23
Record Date: 28-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Allocation of Income	For	For
Management	3	Authorize Share Repurchase Program and Reissuance of Repurchased Shares	For	For
Management	4	Fix Number of Directors	For	For
Management	5	Fix Board Terms for Directors	For	For
Shareholder	6.1	Slate 1 Submitted by Ministry of Economy and Finance	None	Against
Shareholder	6.2	Slate 2 Submitted by Institutional Investors (Assogestioni)	None	For
Shareholder	6.3	Slate 3 Submitted by Covalis Capital LLP and Covalis (Gibraltar) Ltd.	None	Against
Shareholder	7.1	Elect Paolo Scaroni as Board Chair	None	For
Shareholder	7.2	Elect Marco Mazzucchelli as Board Chair	None	Against
Management	8	Approve Remuneration of Directors	For	For
Management	9	Approve Long Term Incentive Plan 2023	For	For
Management	10.1	Approve Remuneration Policy	For	For
Management	10.2	Approve Second Section of the Remuneration Report	For	For
Management	A	Deliberations on Possible Legal Action Against Directors if Presented by Shareholders	None	Against

Telenor ASA
Ticker: TEL
Country: Norway
Provider Security ID: R21882106
Meeting Type: Annual
Meeting Date: 10-May-23
Record Date: 03-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Registration of Attending Shareholders and Proxies
Management	3	Approve Notice of Meeting and Agenda	For	Do Not Vote
Management	4	Designate Inspector(s) of Minutes of Meeting	For	Do Not Vote
Management	5	Receive Chairman's Report
Management	6	Accept Financial Statements and Statutory Reports; Approve Allocation of Income and Dividends of NOK 9.40 Per Share	For	Do Not Vote
Management	7	Approve Remuneration of Auditors	For	Do Not Vote
Management	8	Approve Company's Corporate Governance Statement
Management	9.1	Approve Remuneration Policy And Other Terms of Employment For Executive Management	For	Do Not Vote
Management	9.2	Approve Remuneration Statement	For	Do Not Vote
Management	10	Approve Equity Plan Financing Through Repurchase of Shares	For	Do Not Vote
Management	11	Amend Articles Re: Notice of Attendance to General Meeting	For	Do Not Vote
Management	12.1	Elect Nils Bastiansen as Member of Corporate Assembly	For	Do Not Vote
Management	12.2	Elect Marianne Bergmann Roren as Member of Corporate Assembly	For	Do Not Vote
Management	12.3	Elect Kjetil Houg as Member of Corporate Assembly	For	Do Not Vote
Management	12.4	Elect John Gordon Bernander as Member of Corporate Assembly	For	Do Not Vote
Management	12.5	Elect Heidi Finskas as Member of Corporate Assembly	For	Do Not Vote
Management	12.6	Elect Widar Salbuvik as Member of Corporate Assembly	For	Do Not Vote
Management	12.7	Elect Silvija Seres as Member of Corporate Assembly	For	Do Not Vote
Management	12.8	Elect Lisbeth Karin Naero as Member of Corporate Assembly	For	Do Not Vote
Management	12.9	Elect Trine Saether Romuld as Member of Corporate Assembly	For	Do Not Vote
Management	12.10	Elect Maalfrid Brath as Member of Corporate Assembly	For	Do Not Vote
Management	12.11	Elect Elin Myrmel-Johansen as Deputy Member of Corporate Assembly	For	Do Not Vote
Management	12.12	Elect Randi Marjamaa as Deputy Member of Corporate Assembly	For	Do Not Vote
Management	12.13	Elect Anette Hjerto as Deputy Member of Corporate Assembly	For	Do Not Vote
Management	13.1	Elect Jan Tore Fosund as Member of Nominating Committee	For	Do Not Vote
Management	13.2	Elect Anette Hjerto as Member of Nominating Committee	For	Do Not Vote
Management	14	Approve Remuneration of Corporate Assembly and Nominating Committee	For	Do Not Vote
Management	15.1	Approve Remuneration of Nominating Committee	For	Do Not Vote
Shareholder	15.2	Approve Remuneration of Nominating Committee (Alternative Resolution)	None	Do Not Vote
Management	16	Close Meeting

SAP SE
Ticker: SAP
Country: Germany
Provider Security ID: D66992104
Meeting Type: Annual
Meeting Date: 11-May-23
Record Date: 19-Apr-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Financial Statements and Statutory Reports for Fiscal Year 2022 (Non-Voting)
Management	2	Approve Allocation of Income and Dividends of EUR 2.05 per Share	For	For
Management	3	Approve Discharge of Management Board for Fiscal Year 2022	For	For
Management	4	Approve Discharge of Supervisory Board for Fiscal Year 2022	For	For
Management	5	Approve Remuneration Report	For	For
Management	6	Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares	For	For
Management	7	Authorize Use of Financial Derivatives when Repurchasing Shares	For	For
Management	8.1	Elect Jennifer Xin-Zhe Li to the Supervisory Board	For	For
Management	8.2	Elect Qi Lu to the Supervisory Board	For	For
Management	8.3	Elect Punit Renjen to the Supervisory Board	For	For
Management	9	Approve Remuneration Policy for the Management Board	For	For
Management	10	Approve Remuneration Policy for the Supervisory Board	For	For
Management	11.1	Approve Virtual-Only Shareholder Meetings Until 2025	For	For
Management	11.2	Amend Articles Re: Participation of Supervisory Board Members in the Virtual Annual General Meeting by Means of Audio and Video Transmission	For	For

Amundi SA
Ticker: AMUN
Country: France
Provider Security ID: F0300Q103
Meeting Type: Annual/Special
Meeting Date: 12-May-23
Record Date: 10-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For
Management	3	Approve Allocation of Income and Dividends of EUR 4.10 per Share	For	For
Management	4	Approve Transaction with Nicolas Calcoen and Amundi Asset Management Re: Suspension of Work Contract	For	Abstain
Management	5	Approve Compensation Report	For	For
Management	6	Approve Compensation of Yves Perrier, Chairman of the Board	For	For
Management	7	Approve Compensation of Valerie Baudson, CEO	For	For
Management	8	Approve Compensation of Nicolas Calcoen, Vice-CEO Since April 1, 2022	For	For
Management	9	Approve Remuneration Policy of Directors	For	For
Management	10	Approve Remuneration Policy of Chairman of the Board	For	For
Management	11	Approve Remuneration Policy of CEO	For	For
Management	12	Approve Remuneration Policy of Vice-CEO	For	For
Management	13	Advisory Vote on the Aggregate Remuneration Granted in 2022 to Senior Management, Responsible Officers and Regulated Risk-Takers	For	For
Management	14	Ratify Appointement of Philippe Brassac as Director	For	For
Management	15	Ratify Appointement of Nathalie Wright as Director	For	For
Management	16	Reelect Laurence Danon-Arnaud as Director	For	For
Management	17	Reelect Christine Gandon as Director	For	For
Management	18	Reelect Helene Molinari as Director	For	For
Management	19	Reelect Christian Rouchon as Director	For	Against
Management	20	Approve Report on Progress of Company's Climate Transition Plan (Advisory)	For	For
Management	21	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	22	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to 10 Percent of Issued Capital	For	For
Management	23	Authorize Capital Increase of up to 10 Percent of Issued Capital for Contributions in Kind	For	For
Management	24	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For
Management	25	Authorize up to 2 Percent of Issued Capital for Use in Restricted Stock Plans Reserved for Employees and Corporate Officers With Performance Conditions Attached	For	For
Management	26	Authorize Decrease in Share Capital via Cancellation of Repurchased Shares	For	For
Management	27	Authorize Filing of Required Documents/Other Formalities	For	For

Tele2 AB
Ticker: TEL2.B
Country: Sweden
Provider Security ID: W95878166
Meeting Type: Annual
Meeting Date: 15-May-23
Record Date: 05-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Elect Chairman of Meeting	For	For	These are routine meeting formalities.
Management	3	Prepare and Approve List of Shareholders
Management	4	Approve Agenda of Meeting	For	For	These are routine meeting formalities.
Management	5	Designate Inspector(s) of Minutes of Meeting
Management	6	Acknowledge Proper Convening of Meeting	For	For	These are routine meeting formalities.
Management	7	Receive President's Report
Management	8	Receive CEO's Report
Management	9	Receive Financial Statements and Statutory Reports
Management	10	Accept Financial Statements and Statutory Reports	For	For
Management	11	Approve Allocation of Income and Ordinary Dividends of SEK 6.80 Per Share	For	For
Management	12.a	Approve Discharge of Carla Smits-Nusteling	For	For	A vote FOR these proposals is warranted as there is no evidence that the board directors or the CEO have not fulfilled their fiduciary duties.
Management	12.b	Approve Discharge of Andrew Barron	For	For	A vote FOR these proposals is warranted as there is no evidence that the board directors or the CEO have not fulfilled their fiduciary duties.
Management	12.c	Approve Discharge of Stina Bergfors	For	For	A vote FOR these proposals is warranted as there is no evidence that the board directors or the CEO have not fulfilled their fiduciary duties.
Management	12.d	Approve Discharge of Georgi Ganev	For	For	A vote FOR these proposals is warranted as there is no evidence that the board directors or the CEO have not fulfilled their fiduciary duties.
Management	12.e	Approve Discharge of CEO Kjell Johnsen	For	For	A vote FOR these proposals is warranted as there is no evidence that the board directors or the CEO have not fulfilled their fiduciary duties.
Management	12.f	Approve Discharge of Sam Kini	For	For	A vote FOR these proposals is warranted as there is no evidence that the board directors or the CEO have not fulfilled their fiduciary duties.
Management	12.g	Approve Discharge of Eva Lindqvist	For	For	A vote FOR these proposals is warranted as there is no evidence that the board directors or the CEO have not fulfilled their fiduciary duties.
Management	12.h	Approve Discharge of Lars-Ake Norling	For	For	A vote FOR these proposals is warranted as there is no evidence that the board directors or the CEO have not fulfilled their fiduciary duties.
Management	13	Determine Number of Members (6) and Deputy Members (0) of Board	For	For
Management	14.a	Approve Remuneration of Directors in the Amount of SEK 1.8 Million for Chair and SEK 660,000 for Other Directors; Approve Remuneration of Committee Work	For	For
Management	14.b	Approve Remuneration of Auditors	For	For
Management	15.a	Reelect Andrew Barron as Director	For	For	A vote FOR these proposals is warranted due to a lack of concern regarding the board and its committees.
Management	15.b	Reelect Stina Bergfors as Director	For	For	A vote FOR these proposals is warranted due to a lack of concern regarding the board and its committees.
Management	15.c	Reelect Georgi Ganev as Director	For	For	A vote FOR these proposals is warranted due to a lack of concern regarding the board and its committees.
Management	15.d	Reelect Sam Kini as Director	For	For	A vote FOR these proposals is warranted due to a lack of concern regarding the board and its committees.
Management	15.e	Reelect Eva Lindqvist as Director	For	For	A vote FOR these proposals is warranted due to a lack of concern regarding the board and its committees.
Management	15.f	Reelect Lars-Ake Norling as Director	For	For	A vote FOR these proposals is warranted due to a lack of concern regarding the board and its committees.
Management	16	Elect Andrew Barron as Board Chair	For	For
Management	17	Approve Remuneration Policy And Other Terms of Employment For Executive Management	For	For
Management	18	Approve Remuneration Report	For	For
Management	19.a	Approve Performance Share Matching Plan LTI 2023	For	For
Management	19.b	Approve Equity Plan Financing Through Issuance of Class C Shares	For	For	A vote FOR is warranted as the proposed decisions would fund an equity remuneration plan that does not raise concerns.
Management	19.c	Approve Equity Plan Financing Through Repurchase of Class C Shares	For	For	A vote FOR is warranted as the proposed decisions would fund an equity remuneration plan that does not raise concerns.
Management	19.d	Approve Equity Plan Financing Through Transfer of Class B Shares to Participants	For	For	A vote FOR is warranted as the proposed decisions would fund an equity remuneration plan that does not raise concerns.
Management	19.e	Approve Equity Plan Financing Through Reissuance of Class B Shares	For	For	A vote FOR is warranted as the proposed decisions would fund an equity remuneration plan that does not raise concerns.
Management	19.f	Authorize Share Swap Agreement	For	Against	A vote AGAINST this item is warranted, as it would entail unnecessary additional costs relative to Item 19.d, while lowering the majority requirement compared to the primary financing alternative.
Management	20	Authorize Share Repurchase Program	For	For
Shareholder	21.a	Investigate if Current Board Members and Leadership Team Fulfil Relevant Legislative and Regulatory Requirements, as well as the Demands of the Public Opinions' Ethical Values	None	Against	A vote AGAINST these proposals is warranted as there are no apparent legal or regulatory concerns within the management of the company.
Shareholder	21.b	In the Event that the Investigation Clarifies that there is Need, Relevant Measures Shall be Taken to Ensure that the Requirements are Fulfilled	None	Against	A vote AGAINST these proposals is warranted as there are no apparent legal or regulatory concerns within the management of the company.
Shareholder	21.c	The Investigation and Any Measures Should be Presented as soon as possible, however Not Later than AGM 2024	None	Against	A vote AGAINST these proposals is warranted as there are no apparent legal or regulatory concerns within the management of the company.
Management	22	Close Meeting

BNP Paribas SA
Ticker: BNP
Country: France
Provider Security ID: F1058Q238
Meeting Type: Annual/Special
Meeting Date: 16-May-23
Record Date: 12-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For
Management	3	Approve Allocation of Income and Dividends of EUR 3.90 per Share	For	For
Management	4	Approve Auditors' Special Report on Related-Party Transactions	For	For
Management	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	6	Reelect Jean Lemierre as Director	For	For
Management	7	Reelect Jacques Aschenbroich as Director	For	For
Management	8	Reelect Monique Cohen as Director	For	For
Management	9	Reelect Daniela Schwarzer as Director	For	For
Management	10	Approve Remuneration Policy of Directors	For	For
Management	11	Approve Remuneration Policy of Chairman of the Board	For	For
Management	12	Approve Remuneration Policy of CEO and Vice-CEOs	For	For
Management	13	Approve Compensation Report of Corporate Officers	For	For
Management	14	Approve Compensation of Jean Lemierre, Chairman of the Board	For	For
Management	15	Approve Compensation of Jean-Laurent Bonnafe, CEO	For	For
Management	16	Approve Compensation of Yann Gerardin, Vice-CEO	For	For
Management	17	Approve Compensation of Thierry Laborde, Vice-CEO	For	For
Management	18	Approve the Overall Envelope of Compensation of Certain Senior Management, Responsible Officers and the Risk-takers	For	For
Management	19	Approve Issuance of Super-Subordinated Contigent Convertible Bonds without Preemptive Rights for Private Placements, up to 10 Percent of Issued Capital	For	For
Management	20	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For
Management	21	Authorize Decrease in Share Capital via Cancellation of Repurchased Shares	For	For
Management	22	Amend Article 14 of Bylaws Re: Age Limit of Chairman of the Board	For	For
Management	23	Authorize Filing of Required Documents/Other Formalities	For	For

Coca-Cola HBC AG
Ticker: CCH
Country: Switzerland
Provider Security ID: H1512E100
Meeting Type: Annual
Meeting Date: 17-May-23
Record Date: 15-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2.1	Approve Treatment of Net Loss	For	For
Management	2.2	Approve Dividend from Reserves	For	For
Management	3	Approve Discharge of Board and Senior Management	For	For
Management	4.1.1	Re-elect Anastassis David as Director and as Board Chairman	For	For
Management	4.1.2	Re-elect Zoran Bogdanovic as Director	For	For
Management	4.1.3	Re-elect Charlotte Boyle as Director and as Member of the Remuneration Committee	For	For	Voting For Rem Report this time so not going to vote against the Chair of Rem Co
Management	4.1.4	Re-elect Reto Francioni as Director and as Member of the Remuneration Committee	For	For
Management	4.1.5	Re-elect Olusola David-Borha as Director	For	For
Management	4.1.6	Re-elect William Douglas III as Director	For	For
Management	4.1.7	Re-elect Anastasios Leventis as Director	For	For
Management	4.1.8	Re-elect Christodoulos Leventis as Director	For	For
Management	4.1.9	Re-elect Alexandra Papalexopoulou as Director	For	For
Management	4.1.A	Re-elect Anna Diamantopoulou as Director and as Member of the Remuneration Committee	For	For
Management	4.1.B	Re-elect Henrique Braun as Director	For	For
Management	4.2.1	Elect George Leventis as Director	For	For
Management	4.2.2	Elect Evguenia Stoitchkova as Director	For	For
Management	5	Designate Ines Poeschel as Independent Proxy	For	For
Management	6.1	Reappoint PricewaterhouseCoopers AG as Auditors	For	For
Management	6.2	Advisory Vote on Reappointment of the Independent Registered Public Accounting Firm PricewaterhouseCoopers SA for UK Purposes	For	For
Management	7	Approve UK Remuneration Report	For	For	The increase in the FY23 PSP award from 330% of base to 450% is allowed under the Rem Policy under exceptional circumstances. Given the company has been able to grow earnings in FY22 despite surging cost inflation and the war in Ukraine materially impacting 20% of its business is a testament to how good the CEO is. Also the increase comes with stretched targets which aligns well with shareholders and the 450% level is not out of line with the median of the FTSE 100. On the FY20 PSP vesting, the Board aren’t gaming anything here and while the management team will benefit from the shares initially being issued at a low share price because of the pandemic its not vesting in full and arguably previous PSP payouts have been impacted from the pandemic.
Management	8	Approve Remuneration Policy	For	For
Management	9	Approve Swiss Remuneration Report	For	For	The increase in the FY23 PSP award from 330% of base to 450% is allowed under the Rem Policy under exceptional circumstances. Given the company has been able to grow earnings in FY22 despite surging cost inflation and the war in Ukraine materially impacting 20% of its business is a testament to how good the CEO is. Also the increase comes with stretched targets which aligns well with shareholders and the 450% level is not out of line with the median of the FTSE 100. On the FY20 PSP vesting, the Board aren’t gaming anything here and while the management team will benefit from the shares initially being issued at a low share price because of the pandemic its not vesting in full and arguably previous PSP payouts have been impacted from the pandemic.
Management	10.1	Approve Maximum Aggregate Amount of Remuneration for Directors	For	For
Management	10.2	Approve Maximum Aggregate Amount of Remuneration for the Executive Leadership Team	For	For
Management	11	Authorise Market Purchase of Ordinary Shares	For	For
Management	12	Transact Other Business (Voting)	For	Against	Voting inline with ISS

Legal & General Group Plc
Ticker: LGEN
Country: United Kingdom
Provider Security ID: G54404127
Meeting Type: Annual
Meeting Date: 18-May-23
Record Date: 16-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Final Dividend	For	For
Management	3	Approve Climate Transition Plan	For	For
Management	4	Elect Carolyn Johnson as Director	For	For
Management	5	Elect Tushar Morzaria as Director	For	For
Management	6	Re-elect Henrietta Baldock as Director	For	For
Management	7	Re-elect Nilufer Von Bismarck as Director	For	For
Management	8	Re-elect Philip Broadley as Director	For	For
Management	9	Re-elect Jeff Davies as Director	For	For
Management	10	Re-elect Sir John Kingman as Director	For	For
Management	11	Re-elect Lesley Knox as Director	For	For
Management	12	Re-elect George Lewis as Director	For	For
Management	13	Re-elect Ric Lewis as Director	For	For
Management	14	Re-elect Laura Wade-Gery as Director	For	For
Management	15	Re-elect Sir Nigel Wilson as Director	For	For
Management	16	Reappoint KPMG LLP as Auditors	For	For
Management	17	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	18	Approve Remuneration Policy	For	For
Management	19	Approve Remuneration Report	For	For
Management	20	Approve Increase in Limit on the Aggregate Amount of Fees Payable to Directors	For	For
Management	21	Authorise Issue of Equity	For	For
Management	22	Authorise Issue of Equity in Connection with the Issue of Contingent Convertible Securities	For	For
Management	23	Authorise UK Political Donations and Expenditure	For	For
Management	24	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	25	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	26	Authorise Issue of Equity without Pre-emptive Rights in Connection with the Issue of Contingent Convertible Securities	For	For
Management	27	Authorise Market Purchase of Ordinary Shares	For	For
Management	28	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

St. James's Place Plc
Ticker: STG
Country: United Kingdom
Provider Security ID: G5005D124
Meeting Type: Annual
Meeting Date: 18-May-23
Record Date: 16-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Final Dividend	For	For
Management	3	Approve Remuneration Policy	For	For
Management	4	Approve Remuneration Report	For	For	We disagree with ISS’ interpretation of remuneration fairness for the 2020 LTIP award which is vesting this year and voting with the board’s recommendation. While the share price at the time of award was lower than it had been in the past, it is important to think about longer term cycles of reward. For example, as the company point out there are other dates of award when the share price was elevated and there was no expectation then of the number of shares being adjusted. Additionally, the management team had shares vesting in 2020 from previous LTIP schemes and associated lock-ups, which became available for sale at the low levels in the spring of that year. There were also zero bonuses awarded for 2020, despite management being eligible for some payment as a result on non-financial metric performance that year. It should be remembered that the company also did not take any Covid support payment. As the executive team have been in place for a long time these broader factors should be taken into account and not dismissed out of hand as ISS appear to have done
Management	5	Re-elect Andrew Croft as Director	For	For
Management	6	Re-elect Craig Gentle as Director	For	For
Management	7	Re-elect Emma Griffin as Director	For	For
Management	8	Re-elect Rosemary Hilary as Director	For	For
Management	9	Re-elect Lesley-Ann Nash as Director	For	For
Management	10	Re-elect Paul Manduca as Director	For	For
Management	11	Re-elect John Hitchins as Director	For	For
Management	12	Elect Dominic Burke as Director	For	For
Management	13	Reappoint PricewaterhouseCoopers LLP as Auditors	For	For
Management	14	Authorise the Group Audit Committee to Fix Remuneration of Auditors	For	For
Management	15	Authorise Issue of Equity	For	For
Management	16	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	17	Authorise Market Purchase of Ordinary Shares	For	For
Management	18	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Vistry Group Plc
Ticker: VTY
Country: United Kingdom
Provider Security ID: G9424B107
Meeting Type: Annual
Meeting Date: 18-May-23
Record Date: 16-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For	The approach by the RemCo seems reasonable and pragmatic given the strong underlying performance of the company. The EPS element of the LTIP was based on cumulative earnings which have been significantly impacted from the pandemic in 2020. Adj absolute EPS were significantly higher in 2022 than 2019 so the management team deserve credit for growing earnings over that period. The EPS element of the LTIP has been zero for the last 2 years so it feels harsh to penalise the management team a third time for the same external event. Also the EPS vesting level is at less than 25% of the LTIP potential and at approx. £230k for the CEO which isn’t that significant verses the size of the company.
Management	3	Approve Final Dividend	For	For
Management	4	Re-elect Ralph Findlay as Director	For	For
Management	5	Re-elect Margaret Browne as Director	For	For
Management	6	Re-elect Ashley Steel as Director (Withdrawn)
Management	7	Re-elect Gregory Fitzgerald as Director	For	For
Management	8	Re-elect Earl Sibley as Director	For	For
Management	9	Elect Timothy Lawlor as Director	For	For
Management	10	Elect Rowan Baker as Director	For	For
Management	11	Elect Jeffrey Ubben as Director	For	For
Management	12	Reappoint PricewaterhouseCoopers LLP as Auditors	For	For
Management	13	Authorise Board to Fix Remuneration of Auditors	For	For
Management	14	Authorise UK Political Donations and Expenditure	For	For
Management	15	Authorise Issue of Equity	For	For
Management	16	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	17	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	18	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For
Management	19	Authorise Market Purchase of Ordinary Shares	For	For

M&G Plc
Ticker: MNG
Country: United Kingdom
Provider Security ID: G6107R102
Meeting Type: Annual
Meeting Date: 24-May-23
Record Date: 22-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Policy	For	For
Management	3	Approve Remuneration Report	For	For
Management	4	Elect Andrea Rossi as Director	For	For
Management	5	Re-elect Clive Adamson as Director	For	For
Management	6	Re-elect Edward Braham as Director	For	For
Management	7	Re-elect Clare Chapman as Director	For	For
Management	8	Re-elect Fiona Clutterbuck as Director
Management	9	Re-elect Kathryn McLeland as Director	For	For
Management	10	Re-elect Debasish Sanyal as Director	For	For
Management	11	Re-elect Clare Thompson as Director	For	For
Management	12	Re-elect Massimo Tosato as Director	For	For
Management	13	Reappoint PricewaterhouseCoopers LLP as Auditors	For	For
Management	14	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	15	Authorise UK Political Donations and Expenditure	For	For
Management	16	Authorise Issue of Equity	For	For
Management	17	Authorise Issue of Equity in Connection with the Issue of Mandatory Convertible Securities	For	For
Management	18	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	19	Authorise Issue of Equity without Pre-emptive Rights in Connection with the Issue of Mandatory Convertible Securities	For	For
Management	20	Authorise Market Purchase of Ordinary Shares	For	For
Management	21	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Repsol SA
Ticker: REP
Country: Spain
Provider Security ID: E8471S130
Meeting Type: Annual
Meeting Date: 24-May-23
Record Date: 19-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Consolidated and Standalone Financial Statements	For	For
Management	2	Approve Allocation of Income and Dividends	For	For	JHI will generally vote in favor of proposals relating to the issuance of dividends.
Management	3	Approve Non-Financial Information Statement	For	For
Management	4	Approve Discharge of Board	For	For
Management	5	Renew Appointment of PricewaterhouseCoopers as Auditor	For	For
Management	6	Approve Dividends Charged Against Reserves	For	For	JHI will generally vote in favor of proposals relating to the issuance of dividends.
Management	7	Approve Reduction in Share Capital via Amortization of Treasury Shares	For	For	Janus will generally vote with management regarding the repurchase of shares and cancellation of repurchased shares.
Management	8	Approve Reduction in Share Capital via Amortization of Treasury Shares	For	For	Janus will generally vote with management regarding the repurchase of shares and cancellation of repurchased shares.
Management	9	Authorize Issuance of Non-Convertible Bonds/Debentures and/or Other Debt Securities Exchangeable for Issued Shares for up to EUR 15 Billion	For	For
Management	10	Reelect Antonio Brufau Niubo as Director	For	For
Management	11	Reelect Josu Jon Imaz San Miguel as Director	For	For
Management	12	Reelect Aranzazu Estefania Larranaga as Director	For	For
Management	13	Reelect Maria Teresa Garcia-Mila Lloveras as Director	For	For
Management	14	Reelect Henri Philippe Reichstul as Director	For	For
Management	15	Reelect John Robinson West as Director	For	For
Management	16	Ratify Appointment of and Elect Manuel Manrique Cecilia as Director	For	For
Management	17	Elect Maria del Pino Velazquez Medina as Director	For	For
Management	18	Advisory Vote on Remuneration Report	For	For
Management	19	Approve Remuneration Policy	For	For
Management	20	Approve Share Matching Plan	For	For
Management	21	Authorize Board to Ratify and Execute Approved Resolutions	For	For

Sanofi
Ticker: SAN
Country: France
Provider Security ID: F5548N101
Meeting Type: Annual/Special
Meeting Date: 25-May-23
Record Date: 23-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For
Management	3	Approve Allocation of Income and Dividends of EUR 3.56 per Share	For	For
Management	4	Elect Frederic Oudea as Director	For	For
Management	5	Approve Compensation Report of Corporate Officers	For	For
Management	6	Approve Compensation of Serge Weinberg, Chairman of the Board	For	For
Management	7	Approve Compensation of Paul Hudson, CEO	For	For
Management	8	Approve Remuneration of Directors in the Aggregate Amount of EUR 2.5 Million	For	For
Management	9	Approve Remuneration Policy of Directors	For	For
Management	10	Approve Remuneration Policy of Chairman of the Board	For	For
Management	11	Approve Remuneration Policy of CEO	For	For
Management	12	Renew Appointment of PricewaterhouseCoopers Audit as Auditor	For	For
Management	13	Ratify Change Location of Registered Office to 46, Avenue de la Grande Armee, 75017 Paris and Amend Article 4 of Bylaws Accordingly	For	For
Management	14	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	15	Authorize Decrease in Share Capital via Cancellation of Repurchased Shares	For	For
Management	16	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 997 Million	For	For
Management	17	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 240 Million	For	For
Management	18	Approve Issuance of Equity or Equity-Linked Securities for Private Placements, up to Aggregate Nominal Amount of EUR 240 Million	For	For
Management	19	Approve Issuance of Debt Securities Giving Access to New Shares of Subsidiaries and/or Debt Securities, up to Aggregate Amount of EUR 7 Billion	For	For
Management	20	Authorize Board to Increase Capital in the Event of Additional Demand Related to Delegation Submitted to Shareholder Vote Under Items 16-18	For	For
Management	21	Authorize Capital Increase of up to 10 Percent of Issued Capital for Contributions in Kind	For	For
Management	22	Authorize Capitalization of Reserves of Up to EUR 500 Million for Bonus Issue or Increase in Par Value	For	For
Management	23	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For
Management	24	Authorize Filing of Required Documents/Other Formalities	For	For

TotalEnergies SE
Ticker: TTE
Country: France
Provider Security ID: F92124100
Meeting Type: Annual/Special
Meeting Date: 26-May-23
Record Date: 24-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For
Management	3	Approve Allocation of Income and Dividends of EUR 3.81 per Share	For	For	JHI will generally vote in favor of proposals relating to the issuance of dividends.
Management	4	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	5	Approve Auditors' Special Report on Related-Party Transactions Mentioning the Absence of New Transactions	For	For	No concern with information disclosed in auditor's special report
Management	6	Reelect Marie-Christine Coisne-Roquette as Director	For	For
Management	7	Reelect Mark Cutifani as Director	For	For
Management	8	Elect Dierk Paskert as Director	For	For
Management	9	Elect Anelise Lara as Director	For	For
Management	10	Approve Compensation Report of Corporate Officers	For	For
Management	11	Approve Remuneration Policy of Directors; Approve Remuneration of Directors in the Aggregate Amount of EUR 1.95 Million	For	For
Management	12	Approve Compensation of Patrick Pouyanne, Chairman and CEO	For	For
Management	13	Approve Remuneration Policy of Chairman and CEO	For	For
Management	14	Approve the Company's Sustainable Development and Energy Transition Plan	For	For
Management	15	Authorize up to 1 Percent of Issued Capital for Use in Restricted Stock Plans	For	For
Management	16	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For
Management	17	Remove Double-Voting Rights for Long-Term Registered Shareholders and Amend Article 18 of Bylaws Accordingly	For	For
Shareholder	A	Align Targets for Indirect Scope 3 Emissions with the Paris Climate Agreement (Advisory)	Against	Against	Unreasonable to expect TTE to commit to a 2030 scope 3 target, when these are indirect emissions driven by customer decisions, not TTE decisions

ASR Nederland NV
Ticker: ASRNL
Country: Netherlands
Provider Security ID: N0709G103
Meeting Type: Annual
Meeting Date: 31-May-23
Record Date: 03-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2.a	Receive Report of Executive Board (Non-Voting)
Management	2.b	Receive Report of Supervisory Board (Non-Voting)
Management	2.c	Discussion on Company's Corporate Governance Structure
Management	2.d	Approve Remuneration Report	For	For
Management	3.a	Amend Remuneration Policy for Executive Board	For	For
Management	3.b	Approve Remuneration of the Chairman of the Executive Board	For	For
Management	3.c	Approve Remuneration of Supervisory Board	For	For
Management	4.a	Adopt Financial Statements and Statutory Reports	For	For
Management	4.b	Receive Explanation on Company's Reserves and Dividend Policy
Management	4.c	Approve Dividends	For	For
Management	5.a	Approve Discharge of Management Board	For	For
Management	5.b	Approve Discharge of Supervisory Board	For	For
Management	6.a	Grant Board Authority to Issue Shares Up to 10 Percent of Issued Capital	For	For
Management	6.b	Authorize Board to Exclude Preemptive Rights from Share Issuances	For	For
Management	6.c	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	7.a	Approve Cancellation of Repurchased Shares	For	For
Management	8	Announce Intention to Reappoint Ingrid de Swart to Executive Board
Management	9.a	Reelect Gisella Van Vollenhoven to Supervisory Board	For	For
Management	9.b	Reelect Gerard Van Olphen to Supervisory Board	For	For
Management	10	Allow Questions
Management	11	Close Meeting

NN Group NV
Ticker: NN
Country: Netherlands
Provider Security ID: N64038107
Meeting Type: Annual
Meeting Date: 02-Jun-23
Record Date: 05-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2	Receive Annual Report
Management	3	Approve Remuneration Report	For	For
Management	4.A	Adopt Financial Statements and Statutory Reports	For	For
Management	4.B	Receive Explanation on Company's Dividend Policy
Management	4.C	Approve Dividends	For	For
Management	5.A	Approve Discharge of Executive Board	For	For
Management	5.B	Approve Discharge of Supervisory Board	For	For
Management	6	Announce Intention to Reappoint David Knibbe to Executive Board
Management	7	Amend the Level of the Fixed Annual fee for Supervisory Board Members	For	For
Management	8.A.1	Grant Board Authority to Issue Ordinary Shares Up To 10 Percent of Issued Capital	For	For
Management	8.A.2	Authorize Board to Exclude Preemptive Rights from Share Issuances	For	For
Management	8.B	Grant Board Authority to Issue Shares Up To 20 Percent of Issued Capital in Connection with a Rights Issue	For	For
Management	9	Authorize Repurchase of Shares	For	For
Management	10	Approve Reduction in Share Capital through Cancellation of Shares	For	For
Management	11	Close Meeting

Prosegur Cash SA
Ticker: CASH
Country: Spain
Provider Security ID: E8S56X108
Meeting Type: Annual
Meeting Date: 06-Jun-23
Record Date: 01-Jun-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Consolidated and Standalone Financial Statements	For	For
Management	2	Approve Treatment of Net Loss	For	For
Management	3	Approve Non-Financial Information Statement	For	For
Management	4	Approve Discharge of Board	For	For
Management	5	Renew Appointment of Ernst & Young, S.L. as Auditor for 2023	For	For	A vote FOR these items is warranted because there are no concerns regarding these proposals.
Management	6	Renew Appointment of Ernst & Young, S.L. as Auditor for 2024-2026 Period	For	For	A vote FOR these items is warranted because there are no concerns regarding these proposals.
Management	7	Reelect Pedro Guerrero Guerrero as Director	For	For	A vote for the reelection of NI-NEDs under Items 7 and 8 is warranted, as the board meets the one third independence guideline applicable to Spain-incorporated, controlled companies and there are no specific concerns about the nominees. A vote FOR Items 9, 11, and 12 is warranted due to a lack of concerns about the independent director nominees. A vote AGAINST the reelection of I-NED Daniel Guillermo Entrecanales Domecq under Item 10 is warranted because he chairs the remunerations and nominations committee, and the board is only 33 percent gender diverse vs 40 percent recommended in this market.
Management	8	Reelect Chantal Gut Revoredo as Director	For	For	A vote for the reelection of NI-NEDs under Items 7 and 8 is warranted, as the board meets the one third independence guideline applicable to Spain-incorporated, controlled companies and there are no specific concerns about the nominees. A vote FOR Items 9, 11, and 12 is warranted due to a lack of concerns about the independent director nominees. A vote AGAINST the reelection of I-NED Daniel Guillermo Entrecanales Domecq under Item 10 is warranted because he chairs the remunerations and nominations committee, and the board is only 33 percent gender diverse vs 40 percent recommended in this market.
Management	9	Reelect Claudio Aguirre Peman as Director	For	For	A vote for the reelection of NI-NEDs under Items 7 and 8 is warranted, as the board meets the one third independence guideline applicable to Spain-incorporated, controlled companies and there are no specific concerns about the nominees. A vote FOR Items 9, 11, and 12 is warranted due to a lack of concerns about the independent director nominees. A vote AGAINST the reelection of I-NED Daniel Guillermo Entrecanales Domecq under Item 10 is warranted because he chairs the remunerations and nominations committee, and the board is only 33 percent gender diverse vs 40 percent recommended in this market.
Management	10	Reelect Daniel Entrecanales Domecq as Director	For	Against	A vote for the reelection of NI-NEDs under Items 7 and 8 is warranted, as the board meets the one third independence guideline applicable to Spain-incorporated, controlled companies and there are no specific concerns about the nominees. A vote FOR Items 9, 11, and 12 is warranted due to a lack of concerns about the independent director nominees. A vote AGAINST the reelection of I-NED Daniel Guillermo Entrecanales Domecq under Item 10 is warranted because he chairs the remunerations and nominations committee, and the board is only 33 percent gender diverse vs 40 percent recommended in this market.
Management	11	Reelect Ana Sainz de Vicuna Bemberg as Director	For	For	A vote for the reelection of NI-NEDs under Items 7 and 8 is warranted, as the board meets the one third independence guideline applicable to Spain-incorporated, controlled companies and there are no specific concerns about the nominees. A vote FOR Items 9, 11, and 12 is warranted due to a lack of concerns about the independent director nominees. A vote AGAINST the reelection of I-NED Daniel Guillermo Entrecanales Domecq under Item 10 is warranted because he chairs the remunerations and nominations committee, and the board is only 33 percent gender diverse vs 40 percent recommended in this market.
Management	12	Reelect Maria Benjumea Cabeza de Vaca as Director	For	For	A vote for the reelection of NI-NEDs under Items 7 and 8 is warranted, as the board meets the one third independence guideline applicable to Spain-incorporated, controlled companies and there are no specific concerns about the nominees. A vote FOR Items 9, 11, and 12 is warranted due to a lack of concerns about the independent director nominees. A vote AGAINST the reelection of I-NED Daniel Guillermo Entrecanales Domecq under Item 10 is warranted because he chairs the remunerations and nominations committee, and the board is only 33 percent gender diverse vs 40 percent recommended in this market.
Management	13	Advisory Vote on Remuneration Report	For	Against	A vote AGAINST this item is warranted because the following concerns have been identified: * The board has not provided any rationale for the 8.7 percent increase in the executive chairman's 2023 salary. * Information on variable pay schemes (selected metrics, weights, and performance outcome under the STI scheme) remains insufficient. * The board carried out the early vesting of awards under the Global Optimum LTIP, which rewards the digital transformation of the company. The board has not explained which milestones have been achieved.
Management	14	Authorize Board to Ratify and Execute Approved Resolutions	For	For

MFE-MEDIAFOREUROPE NV
Ticker: MFEB
Country: Netherlands
Provider Security ID: T6S17R115
Meeting Type: Annual
Meeting Date: 07-Jun-23
Record Date: 10-May-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Open Meeting
Management	2.a	Receive Report of Board of Directors (Non-Voting)
Management	2.b	Adopt Financial Statements and Statutory Reports	For	For
Management	2.c	Approve Remuneration Policy	For	For
Management	2.d	Approve Remuneration Report	For	Against	A vote AGAINST is warranted because the proposed remuneration is below par in relation to market standards, particularly with regard to: * lacking responsiveness regarding last year's dissent on the remuneration report, while only 72.1 percent voted in favor. According to requirements under SRD II, it is expected of companies to address significant shareholder dissent on remuneration-related proposals. * lacking full retrospective disclosure regarding the STI performance metrics which does not allow shareholders to assess the pay for performance alignment, especially since achievement levels reached above maximum levels for most performance metrics * lacking disclosure regarding the LTI performance metrics' targets for the 2019-2021 cycle. Whereas the company provided disclosure on the achievement level, failing to disclose targets over the three year performance period does not allow shareholders to assess the stringency. Furthermore, we note there is lagging disclosure on the 2020-2022 cycle performance assessment.
Management	2.e	Receive Explanation on Company's Reserves and Dividend Policy
Management	2.f	Approve Dividends	For	For
Management	3.a	Approve Discharge of Fedele Confalonieri as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.b	Approve Discharge of Pier Silvio Berlusconi as Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.c	Approve Discharge of Stefania Bariatti as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.d	Approve Discharge of Marina Berlusconi as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.e	Approve Discharge of Marina Brogi as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.f	Approve Discharge of Raffaele Cappiello as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.g	Approve Discharge of Costanza Esclapon de Villeneuve as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.h	Approve Discharge of Giulio Gallazzi as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.i	Approve Discharge of Marco Giordani as Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.j	Approve Discharge of Gina Nieri as Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.k	Approve Discharge of Danilo Pellegrino as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.l	Approve Discharge of Alessandra Piccinino as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.m	Approve Discharge of Niccolo' Querci as Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.n	Approve Discharge of Stefano Sala as Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	3.o	Approve Discharge of Carlo Secchi as Non-Executive Director	For	For	A vote FOR is warranted because of the absence of any information about significant and compelling controversies that the board is not fulfilling its fiduciary duties.
Management	4	Authorize Repurchase of Shares	For	Against	A vote AGAINST is warranted because: * This proposal is not in line with commonly used safeguards regarding volume and pricing; * The authorization would allow MFE-MEDIAFOREUROPE to repurchase up to 20.00 percent of the issued share capital; and * The authorization would allow the company to repurchase shares for less or up to 110 percent of the share price prior to the repurchase.
Management	5	Grant Board Authority to Issue Ordinary Shares A and Restrict or Exclude Preemptive Rights	For	Against	shareholders should have preemptive rights, especially given the closely held nature of this company and the control that the family have.
Management	6.a	Amend Articles Re: Implementation of the Possibility to Hold Virtual General Meetings	For	Against	A vote AGAINST is warranted because the company did not provide a compelling rationale for the amendments to the articles of association, nor did it provide in which circumstances the virtual meetings would occur or how it planned to ensure shareholders' rights.
Management	6.b	Amend Articles Re: Reverse Stock Split	For	For
Management	7	Close Meeting

Compagnie de Saint-Gobain SA
Ticker: SGO
Country: France
Provider Security ID: F80343100
Meeting Type: Annual/Special
Meeting Date: 08-Jun-23
Record Date: 06-Jun-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Approve Financial Statements and Statutory Reports	For	For	Votes FOR the approval of the annual accounts are warranted due to the unqualified auditors' opinion and lack of concerns.
Management	2	Approve Consolidated Financial Statements and Statutory Reports	For	For	Votes FOR the approval of the annual accounts are warranted due to the unqualified auditors' opinion and lack of concerns.
Management	3	Approve Allocation of Income and Dividends of EUR 2 per Share	For	For
Management	4	Reelect Dominique Leroy as Director	For	For	Votes FOR the (re)elections of these independent nominees are warranted in the absence of specific concerns (Items 4 and 5).
Management	5	Elect Jana Revedin as Director	For	For	Votes FOR the (re)elections of these independent nominees are warranted in the absence of specific concerns (Items 4 and 5).
Management	6	Approve Compensation of Pierre-Andre de Chalendar, Chairman of the Board	For	For
Management	7	Approve Compensation of Benoit Bazin, CEO	For	For
Management	8	Approve Compensation Report of Corporate Officers	For	For
Management	9	Approve Remuneration Policy of Chairman of the Board	For	For
Management	10	Approve Remuneration Policy of CEO	For	For
Management	11	Approve Remuneration Policy of Directors	For	For	A vote FOR this remuneration policy is warranted because it does not raise any significant concern.
Management	12	Approve Remuneration of Directors in the Aggregate Amount of EUR 1.3 Million	For	For	A vote FOR this remuneration policy is warranted because it does not raise any significant concern.
Management	13	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For
Management	14	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 412 Million	For	For	* Votes FOR items 14-18 and 20 are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	15	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 206 Million	For	For	* Votes FOR items 14-18 and 20 are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	16	Approve Issuance of Equity or Equity-Linked Securities for Private Placements, up to Aggregate Nominal Amount of EUR 206 Million	For	For	* Votes FOR items 14-18 and 20 are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	17	Authorize Board to Increase Capital in the Event of Additional Demand Related to Delegation Submitted to Shareholder Vote Under Items 14, 15, 16 and 21	For	For	* Votes FOR items 14-18 and 20 are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	18	Authorize Capital Increase of up to 10 Percent of Issued Capital for Contributions in Kind	For	For	* Votes FOR items 14-18 and 20 are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	19	Authorize Capitalization of Reserves of Up to EUR 103 Million for Bonus Issue or Increase in Par Value	For	For
Management	20	Authorize Board to Set Issue Price for 10 Percent Per Year of Issued Capital Pursuant to Issue Authority without Preemptive Rights	For	For	* Votes FOR items 14-18 and 20 are warranted as their proposed volumes respect the recommended guidelines for issuances with and without preemptive rights.
Management	21	Authorize Capital Issuances for Use in Employee Stock Purchase Plans	For	For
Management	22	Authorize Decrease in Share Capital via Cancellation of Repurchased Shares	For	For
Management	23	Amend Article 9 of Bylaws Re: Minimum Number of Shares to be Held by Directors	For	For
Management	24	Authorize Filing of Required Documents/Other Formalities	For	For

Daimler Truck Holding AG
Ticker: DTG
Country: Germany
Provider Security ID: D1T3RZ100
Meeting Type: Annual
Meeting Date: 21-Jun-23
Record Date: 14-Jun-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Receive Financial Statements and Statutory Reports for Fiscal Year 2022 (Non-Voting)
Management	2	Approve Allocation of Income and Dividends of EUR 1.30 per Share	For	For
Management	3.1	Approve Discharge of Management Board Member Martin Daum for Fiscal Year 2022	For	For
Management	3.2	Approve Discharge of Management Board Member Jochen Goetz for Fiscal Year 2022	For	For
Management	3.3	Approve Discharge of Management Board Member Karl Deppen for Fiscal Year 2022	For	For
Management	3.4	Approve Discharge of Management Board Member Andreas Gorbach for Fiscal Year 2022	For	For
Management	3.5	Approve Discharge of Management Board Member Juergen Hartwig for Fiscal Year 2022	For	For
Management	3.6	Approve Discharge of Management Board Member John O'Leary for Fiscal Year 2022	For	For
Management	3.7	Approve Discharge of Management Board Member Karin Radstroem for Fiscal Year 2022	For	For
Management	3.8	Approve Discharge of Management Board Member Stephan Unger for Fiscal Year 2022	For	For
Management	4.1	Approve Discharge of Supervisory Board Member Joe Kaeser for Fiscal Year 2022	For	For
Management	4.2	Approve Discharge of Supervisory Board Member Michael Brecht for Fiscal Year 2022	For	For
Management	4.3	Approve Discharge of Supervisory Board Member Michael Brosnan for Fiscal Year 2022	For	For
Management	4.4	Approve Discharge of Supervisory Board Member Bruno Buschbacher for Fiscal Year 2022	For	For
Management	4.5	Approve Discharge of Supervisory Board Member Raymond Curry (from Nov. 22, 2022) for Fiscal Year 2022	For	For
Management	4.6	Approve Discharge of Supervisory Board Member Harald Dorn (until Nov. 22, 2022) for Fiscal Year 2022	For	For
Management	4.7	Approve Discharge of Supervisory Board Member Jacques Esculier for Fiscal Year 2022	For	For
Management	4.8	Approve Discharge of Supervisory Board Member Akihiro Eto for Fiscal Year 2022	For	For
Management	4.9	Approve Discharge of Supervisory Board Member Laura Ipsen for Fiscal Year 2022	For	For
Management	4.10	Approve Discharge of Supervisory Board Member Renata Bruengger for Fiscal Year 2022	For	For
Management	4.11	Approve Discharge of Supervisory Board Member Carmen Klitzsch-Mueller for Fiscal Year 2022	For	For
Management	4.12	Approve Discharge of Supervisory Board Member Joerg Koehlinger for Fiscal Year 2022	For	For
Management	4.13	Approve Discharge of Supervisory Board Member John Krafcik for Fiscal Year 2022	For	For
Management	4.14	Approve Discharge of Supervisory Board Member Joerg Lorz for Fiscal Year 2022	For	For
Management	4.15	Approve Discharge of Supervisory Board Member Claudia Peter (until Nov. 22, 2022) for Fiscal Year 2022	For	For
Management	4.16	Approve Discharge of Supervisory Board Member Andrea Reith for Fiscal Year 2022	For	For
Management	4.17	Approve Discharge of Supervisory Board Member Martin Richenhagen for Fiscal Year 2022	For	For
Management	4.18	Approve Discharge of Supervisory Board Member Andrea Seidel (from Nov. 22, 2022) for Fiscal Year 2022	For	For
Management	4.19	Approve Discharge of Supervisory Board Member Marie Wieck for Fiscal Year 2022	For	For
Management	4.20	Approve Discharge of Supervisory Board Member Harald Wilhelm for Fiscal Year 2022	For	For
Management	4.21	Approve Discharge of Supervisory Board Member Roman Zitzelsberger for Fiscal Year 2022	For	For
Management	4.22	Approve Discharge of Supervisory Board Member Thomas Zwick for Fiscal Year 2022	For	For
Management	5.1	Ratify KPMG AG as Auditors for Fiscal Year 2023	For	For
Management	5.2	Ratify KPMG AG as Auditors for a Review of Interim Financial Statements for Fiscal Year 2024 until the Next AGM	For	For
Management	6	Approve Remuneration Policy	For	For
Management	7	Approve Remuneration Report	For	For
Management	8.1	Approve Virtual-Only Shareholder Meetings Until 2025	For	For
Management	8.2	Amend Articles Re: Participation of Supervisory Board Members in the Annual General Meeting by Means of Audio and Video Transmission	For	For

Alphawave IP Group Plc
Ticker: AWE
Country: United Kingdom
Provider Security ID: G03355107
Meeting Type: Annual
Meeting Date: 22-Jun-23
Record Date: 20-Jun-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Re-elect John Holt as Director	For	For	Items 3-5 and 7-11 A vote FOR the re-election of John Holt, Tony Pialis, Sehat Sutardja, Paul Boudre, Susan Buttsworth, Michelle de Fonseca, Victoria Hull and Rosalind Singleton is warranted because no significant concerns have been identified. Item 6 A vote AGAINST the re-election of Jan Frykhammar is warranted because: * Apart from his role as NED of the Company, he also serves in various roles at other publicly listed companies, which could compromise his ability to commit sufficient time to his role in the Company.
Management	4	Re-elect Tony Pialis as Director	For	For	Items 3-5 and 7-11 A vote FOR the re-election of John Holt, Tony Pialis, Sehat Sutardja, Paul Boudre, Susan Buttsworth, Michelle de Fonseca, Victoria Hull and Rosalind Singleton is warranted because no significant concerns have been identified. Item 6 A vote AGAINST the re-election of Jan Frykhammar is warranted because: * Apart from his role as NED of the Company, he also serves in various roles at other publicly listed companies, which could compromise his ability to commit sufficient time to his role in the Company.
Management	5	Re-elect Sehat Sutardja as Director	For	For	Items 3-5 and 7-11 A vote FOR the re-election of John Holt, Tony Pialis, Sehat Sutardja, Paul Boudre, Susan Buttsworth, Michelle de Fonseca, Victoria Hull and Rosalind Singleton is warranted because no significant concerns have been identified. Item 6 A vote AGAINST the re-election of Jan Frykhammar is warranted because: * Apart from his role as NED of the Company, he also serves in various roles at other publicly listed companies, which could compromise his ability to commit sufficient time to his role in the Company.
Management	6	Re-elect Jan Frykhammar as Director	For	For	JF is the SID which is important given the nature of the board and other shareholders. We would prefer to engage with him to learn whether he is, or is open to, cutting back on commitment.
Management	7	Re-elect Paul Boudre as Director	For	For	Items 3-5 and 7-11 A vote FOR the re-election of John Holt, Tony Pialis, Sehat Sutardja, Paul Boudre, Susan Buttsworth, Michelle de Fonseca, Victoria Hull and Rosalind Singleton is warranted because no significant concerns have been identified. Item 6 A vote AGAINST the re-election of Jan Frykhammar is warranted because: * Apart from his role as NED of the Company, he also serves in various roles at other publicly listed companies, which could compromise his ability to commit sufficient time to his role in the Company.
Management	8	Re-elect Susan Buttsworth as Director	For	For	Items 3-5 and 7-11 A vote FOR the re-election of John Holt, Tony Pialis, Sehat Sutardja, Paul Boudre, Susan Buttsworth, Michelle de Fonseca, Victoria Hull and Rosalind Singleton is warranted because no significant concerns have been identified. Item 6 A vote AGAINST the re-election of Jan Frykhammar is warranted because: * Apart from his role as NED of the Company, he also serves in various roles at other publicly listed companies, which could compromise his ability to commit sufficient time to his role in the Company.
Management	9	Re-elect Michelle de Fonseca as Director	For	For	Items 3-5 and 7-11 A vote FOR the re-election of John Holt, Tony Pialis, Sehat Sutardja, Paul Boudre, Susan Buttsworth, Michelle de Fonseca, Victoria Hull and Rosalind Singleton is warranted because no significant concerns have been identified. Item 6 A vote AGAINST the re-election of Jan Frykhammar is warranted because: * Apart from his role as NED of the Company, he also serves in various roles at other publicly listed companies, which could compromise his ability to commit sufficient time to his role in the Company.
Management	10	Re-elect Victoria Hull as Director	For	For	Items 3-5 and 7-11 A vote FOR the re-election of John Holt, Tony Pialis, Sehat Sutardja, Paul Boudre, Susan Buttsworth, Michelle de Fonseca, Victoria Hull and Rosalind Singleton is warranted because no significant concerns have been identified. Item 6 A vote AGAINST the re-election of Jan Frykhammar is warranted because: * Apart from his role as NED of the Company, he also serves in various roles at other publicly listed companies, which could compromise his ability to commit sufficient time to his role in the Company.
Management	11	Re-elect Rosalind Singleton as Director	For	For	Items 3-5 and 7-11 A vote FOR the re-election of John Holt, Tony Pialis, Sehat Sutardja, Paul Boudre, Susan Buttsworth, Michelle de Fonseca, Victoria Hull and Rosalind Singleton is warranted because no significant concerns have been identified. Item 6 A vote AGAINST the re-election of Jan Frykhammar is warranted because: * Apart from his role as NED of the Company, he also serves in various roles at other publicly listed companies, which could compromise his ability to commit sufficient time to his role in the Company.
Management	12	Reappoint KPMG LLP as Auditors	For	For
Management	13	Authorise the Audit Committee to Fix Remuneration of Auditors	For	For
Management	14	Authorise UK Political Donations and Expenditure	For	For
Management	15	Authorise Issue of Equity	For	For	A vote FOR these resolutions is warranted because the proposed amounts and durations are within recommended limits.
Management	16	Authorise Issue of Equity without Pre-emptive Rights	For	For	A vote FOR these resolutions is warranted because the proposed amounts and durations are within recommended limits.
Management	17	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For	A vote FOR these resolutions is warranted because the proposed amounts and durations are within recommended limits.
Management	18	Authorise Market Purchase of Ordinary Shares	For	For
Management	19	Approve Waiver of Rule 9 of the Takeover Code	For	Against
Management	20	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

Whitbread Plc
Ticker: WTB
Country: United Kingdom
Provider Security ID: G9606P197
Meeting Type: Annual
Meeting Date: 22-Jun-23
Record Date: 20-Jun-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Approve Final Dividend	For	For
Management	4	Elect Dominic Paul as Director	For	For
Management	5	Elect Karen Jones as Director	For	For
Management	6	Elect Cilla Snowball as Director	For	For
Management	7	Re-elect David Atkins as Director	For	For
Management	8	Re-elect Kal Atwal as Director	For	For
Management	9	Re-elect Horst Baier as Director	For	For
Management	10	Re-elect Fumbi Chima as Director	For	For
Management	11	Re-elect Adam Crozier as Director	For	For
Management	12	Re-elect Frank Fiskers as Director	For	For
Management	13	Re-elect Richard Gillingwater as Director	For	For
Management	14	Re-elect Chris Kennedy as Director	For	For
Management	15	Re-elect Hemant Patel as Director	For	For
Management	16	Reappoint Deloitte LLP as Auditors	For	For
Management	17	Authorise Board to Fix Remuneration of Auditors	For	For
Management	18	Authorise UK Political Donations and Expenditure	For	For
Management	19	Authorise Issue of Equity	For	For
Management	20	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	21	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	22	Authorise Market Purchase of Ordinary Shares	For	For
Management	23	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For
Management	24	Amend Articles of Association Re: Articles 3A(B) and 3B(B)	For	For
Management	25	Amend Articles of Association Re: Articles 1 to 3 and 4 to 133	For	For

3i Group PLC
Ticker: III
Country: United Kingdom
Provider Security ID: G88473148
Meeting Type: Annual
Meeting Date: 29-Jun-23
Record Date: 27-Jun-23

Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voter Rationale
Management	1	Accept Financial Statements and Statutory Reports	For	For
Management	2	Approve Remuneration Report	For	For
Management	3	Approve Remuneration Policy	For	For
Management	4	Approve Increase in Limit on the Aggregate Amount of Fees Payable to Directors	For	For
Management	5	Approve Dividend	For	For
Management	6	Re-elect Simon Borrows as Director	For	For
Management	7	Re-elect Stephen Daintith as Director	For	For
Management	8	Re-elect Jasi Halai as Director	For	For
Management	9	Re-elect James Hatchley as Director	For	For
Management	10	Re-elect David Hutchison as Director	For	For
Management	11	Re-elect Lesley Knox as Director	For	For
Management	12	Re-elect Coline McConville as Director	For	For
Management	13	Re-elect Peter McKellar as Director	For	For
Management	14	Re-elect Alexandra Schaapveld as Director	For	For
Management	15	Reappoint KPMG LLP as Auditors	For	For
Management	16	Authorise Board Acting Through the Audit and Compliance Committee to Fix Remuneration of Auditors	For	For
Management	17	Authorise UK Political Donations and Expenditure	For	For
Management	18	Authorise Issue of Equity	For	For
Management	19	Authorise Issue of Equity without Pre-emptive Rights	For	For
Management	20	Authorise Issue of Equity without Pre-emptive Rights in Connection with an Acquisition or Other Capital Investment	For	For
Management	21	Authorise Market Purchase of Ordinary Shares	For	For
Management	22	Authorise the Company to Call General Meeting with Two Weeks' Notice	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FIRST TRUST Dynamic Europe Equity Income FUND

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	August 18, 2023

* Print the name and title of each signing officer under his or her signature.